PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 96.8%
Communication Services: 2.6%
22,946
(1)(2)
Advantage Solutions,
Inc.
$ 34,648
0.0
78,539
(1)(2)
AMC Entertainment
Holdings, Inc. - Class A
225,407
0 .1
6,610
(2)
AMC Networks, Inc.
- Class A
45,477
0.0
2,118
(2)
Anterix, Inc.
77,519
0.0
27,000
(1)(2)
AST SpaceMobile, Inc.
613,980
0 .1
571
(1)(2)
Atlanta Braves
Holdings, Inc. - Class A
25,050
0.0
12,012
(2)
Atlanta Braves
Holdings, Inc. - Class
C
480,600
0 .1
2,191
ATN International, Inc.
44,499
0.0
5,148
(2)
Bandwidth, Inc. - Class
A
67,439
0.0
5,577
(1)(2)
Boston Omaha Corp.
- Class A
81,313
0.0
18,366
(2)
Bumble, Inc. - Class A
79,708
0.0
1,135
(1)
Cable One, Inc.
301,649
0 .1
8,964
(1)(2)
Cardlytics, Inc.
16,314
0.0
17,564
(2)
Cargurus, Inc.
511,639
0 .1
13,976
(2)
Cars.com, Inc.
157,510
0.0
22,212
(1)
Cinemark Holdings,
Inc.
552,857
0 .1
76,138
(2)
Clear Channel Outdoor
Holdings, Inc.
84,513
0.0
8,895  Cogent
Communications
Holdings, Inc.
545,352
0 .1
285
(1)(2)
Daily Journal Corp.
113,344
0.0
24,644
(2)
EchoStar Corp. - Class
A
630,394
0 .1
17,618
(2)
Eventbrite, Inc. - Class
A
37,174
0.0
5,172
(2)
EverQuote, Inc. - Class
A
135,455
0.0
12,562
(2)
EW Scripps Co.
- Class A
37,184
0.0
64,791
(2)
fuboTV, Inc.
189,190
0 .1
29,896
(2)
Gannett Co., Inc.
86,399
0.0
21,224
(1)(2)
Getty Images
Holdings, Inc.
36,718
0.0
9,962
(1)(2)
Globalstar, Inc.
207,807
0 .1
13,058
(1)(2)
Gogo, Inc.
112,560
0.0
17,828
(1)
Gray Television, Inc.
77,017
0.0
5,283
(2)
Grindr, Inc.
94,566
0.0
3,129
(1)(2)
Ibotta, Inc. - Class A
132,044
0.0
3,387
IDT Corp. - Class B
173,787
0 .1
22,338
(2)
iHeartMedia, Inc.
- Class A
36,858
0.0
9,177
(1)(2)
IMAX Corp.
241,814
0 .1
15,571
(2)
Integral Ad Science
Holding Corp.
125,502
0.0
7,603  John Wiley & Sons,
Inc. - Class A
338,790
0 .1
35,610
(2)
Liberty Latin America
Ltd. - Class C
221,138
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
11,125
(1)(2)
Lions Gate
Entertainment Corp.
- Class A
$ 98,456
0.0
27,233
(2)
Lions Gate
Entertainment Corp.
- Class B
215,685
0 .1
204,192
(2)
Lumen Technologies,
Inc.
800,433
0 .2
8,325
(2)
Madison Square
Garden Entertainment
Corp.
272,560
0 .1
25,640
(1)(2)
Magnite, Inc.
292,552
0 .1
5,183
Marcus Corp.
86,504
0.0
5,478
(2)
MediaAlpha, Inc.
- Class A
50,617
0.0
15,587  National CineMedia,
Inc.
91,028
0.0
37,343
(2)
Nextdoor Holdings,
Inc.
57,135
0.0
5,832
(2)
Ooma, Inc.
76,341
0.0
9,376
(2)
Outbrain, Inc.
34,972
0.0
18,299
(2)
Playstudios, Inc.
23,240
0.0
9,092
(2)
PubMatic, Inc. - Class
A
83,101
0.0
11,348
(2)
QuinStreet, Inc.
202,448
0 .1
4,978
Scholastic Corp.
93,985
0.0
10,914  Shenandoah
Telecommunications
Co.
137,189
0.0
5,084
Shutterstock, Inc.
94,715
0.0
6,679
Sinclair, Inc.
106,396
0.0
5,554
(2)
Sphere Entertainment
Co.
181,727
0 .1
3,814
Spok Holdings, Inc.
62,702
0.0
18,145
(2)
Stagwell, Inc.
109,777
0.0
5,513
(2)
TechTarget, Inc.
81,648
0.0
32,338
TEGNA, Inc.
589,198
0 .1
20,082  Telephone and Data
Systems, Inc.
777,977
0 .2
7,463
(2)
Thryv Holdings, Inc.
95,601
0.0
18,407
(2)
TrueCar, Inc.
29,083
0.0
30,275
(2)
Vimeo, Inc.
159,246
0.0
16,974
(1)(2)
Vivid Seats, Inc.
- Class A
50,243
0.0
2,657
(1)(2)
Webtoon
Entertainment, Inc.
20,379
0.0
10,209
(2)
WideOpenWest, Inc.
50,535
0.0
12,953
(2)
Yelp, Inc.
479,650
0 .1
8,581
(2)
Ziff Davis, Inc.
322,474
0 .1
15,482
(2)
ZipRecruiter, Inc.
- Class A
91,189
0.0
12,892,001
2 .6
Consumer Discretionary: 8.9%
5,817
(1)(2)
1-800-Flowers.com,
Inc. - Class A
34,320
0.0
10,000
(2)
Abercrombie & Fitch
Co. - Class A
763,700
0 .2
13,631
(1)
Academy Sports &
Outdoors, Inc.
621,710
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
11,446
(2)
Accel Entertainment,
Inc.
$ 113,544
0.0
5,566
(1)
Acushnet Holdings
Corp.
382,162
0 .1
17,236
(2)
Adient PLC
221,655
0 .1
7,593
(2)
Adtalem Global
Education, Inc.
764,160
0 .2
23,369
(2)
American Axle
& Manufacturing
Holdings, Inc.
95,112
0.0
35,600  American Eagle
Outfitters, Inc.
413,672
0 .1
3,394
(2)
American Public
Education, Inc.
75,754
0.0
1,292
(2)
America's Car-Mart,
Inc.
58,644
0.0
10,907
(2)
Arhaus, Inc.
94,891
0.0
17,994
Arko Corp.
71,076
0.0
3,964
(2)
Asbury Automotive
Group, Inc.
875,410
0 .2
16,843  Atmus Filtration
Technologies, Inc.
618,643
0 .1
30,486
(1)(2)
BARK, Inc.
42,376
0.0
6,164
(2)
Beazer Homes USA,
Inc.
125,684
0.0
3,891
(2)
BJ's Restaurants, Inc.
133,306
0.0
15,939
Bloomin' Brands, Inc.
114,283
0.0
5,949
(2)
Boot Barn Holdings,
Inc.
639,101
0 .1
8,905
(2)
Brinker International,
Inc.
1,327,290
0 .3
6,229
Buckle, Inc.
238,695
0 .1
2,645
(1)
Build-A-Bear
Workshop, Inc.
98,315
0.0
6,840
(1)
Caleres, Inc.
117,853
0.0
11,488  Camping World
Holdings, Inc. - Class A
185,646
0.0
3,049
Carriage Services, Inc.
118,149
0.0
1,636
(2)
Cavco Industries, Inc.
850,115
0 .2
5,622  Century Communities,
Inc.
377,236
0 .1
9,747
(1)
Cheesecake Factory,
Inc.
474,289
0 .1
23,848
(2)
Chegg, Inc.
15,244
0.0
6,930
Clarus Corp.
25,987
0.0
3,595
(2)
Cooper-Standard
Holdings, Inc.
55,075
0.0
28,230
(2)
Coursera, Inc.
188,012
0.0
4,476
(1)
Cracker Barrel Old
Country Store, Inc.
173,758
0.0
10,254
Cricut, Inc. - Class A
52,808
0.0
26,652
Dana, Inc.
355,271
0 .1
6,447
(1)(2)
Dave & Buster's
Entertainment, Inc.
113,274
0.0
10,942
(2)
Denny's Corp.
40,157
0.0
8,561
(1)
Designer Brands, Inc.
- Class A
31,248
0.0
13,479
(2)
Despegar.com Corp.
253,270
0 .1
13,504
(2)
Destination XL Group,
Inc.
19,716
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,961  Dine Brands Global,
Inc.
$ 68,902
0.0
5,221
(2)
Dorman Products, Inc.
629,339
0 .1
5,660
(1)(2)
Dream Finders Homes,
Inc. - Class A
127,690
0.0
5,528
(2)
El Pollo Loco Holdings,
Inc.
56,938
0.0
2,544
Escalade, Inc.
38,923
0.0
4,838  Ethan Allen Interiors,
Inc.
134,013
0.0
6,919
(2)
European Wax Center,
Inc. - Class A
27,330
0.0
15,849
(2)
Everi Holdings, Inc.
216,656
0 .1
23,816
(1)(2)
EVgo, Inc.
63,351
0.0
26,691
(2)
Figs, Inc. - Class A
122,512
0.0
6,843
(1)(2)
First Watch Restaurant
Group, Inc.
113,936
0.0
1,003  Flexsteel Industries,
Inc.
36,620
0.0
16,649
(1)(2)
Foot Locker, Inc.
234,751
0 .1
8,621
(2)
Fox Factory Holding
Corp.
201,214
0 .1
15,606
(2)
Frontdoor, Inc.
599,583
0 .1
7,175
(2)
Full House Resorts,
Inc.
29,992
0.0
6,808
(2)
Funko, Inc. - Class A
46,703
0.0
2,333
(2)
Genesco, Inc.
49,530
0.0
6,513
(2)
Gentherm, Inc.
174,158
0.0
4,694
(1)(2)
GigaCloud Technology,
Inc. - Class A
66,655
0.0
7,989
(2)
G-III Apparel Group
Ltd.
218,499
0 .1
27,321
(1)(2)
Global Business Travel
Group I
198,350
0 .1
4,288  Golden Entertainment,
Inc.
113,160
0.0
57,231
(2)
Goodyear Tire &
Rubber Co.
528,814
0 .1
32,408
(2)
GoPro, Inc. - Class A
21,483
0.0
648  Graham Holdings Co.
- Class B
622,637
0 .1
6,476
(2)
Green Brick Partners,
Inc.
377,616
0 .1
2,621  Group 1 Automotive,
Inc.
1,001,091
0 .2
4,676
(2)
Groupon, Inc.
87,769
0.0
14,303
(2)
GrowGeneration Corp.
15,447
0.0
1,762  Hamilton Beach
Brands Holding Co.
- Class A
34,236
0.0
71,677
(2)
Hanesbrands, Inc.
413,576
0 .1
3,295  Haverty Furniture Cos.,
Inc.
64,977
0.0
4,677
(2)
Helen of Troy Ltd.
250,173
0 .1
14,121
(2)
Hilton Grand
Vacations, Inc.
528,267
0 .1
2,459  Hooker Furnishings
Corp.
24,688
0.0
1,030
(2)
Hovnanian Enterprises,
Inc. - Class A
107,851
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
4,989
(2)
Inspired Entertainment,
Inc.
$ 42,606
0.0
4,779
(1)
Installed Building
Products, Inc.
819,407
0 .2
22,865  International Game
Technology PLC
371,785
0 .1
6,641
(1)(2)
iRobot Corp.
17,931
0.0
3,860
(1)
Jack in the Box, Inc.
104,953
0.0
1,317
JAKKS Pacific, Inc.
32,490
0.0
12,609
KB Home
732,835
0 .2
4,943
(1)(2)
KinderCare Learning
Cos., Inc.
57,289
0.0
11,006
Kontoor Brands, Inc.
705,815
0 .2
17,964
(1)
Krispy Kreme, Inc.
88,383
0.0
1,186
(1)(2)
Kura Sushi USA, Inc.
- Class A
60,723
0.0
2,881
(2)
Lands' End, Inc.
29,329
0.0
4,293
(2)
Landsea Homes Corp.
27,561
0.0
8,471
(2)
Latham Group, Inc.
54,469
0.0
26,851
(2)
Laureate Education,
Inc.
549,103
0 .1
8,527
La-Z-Boy, Inc.
333,320
0 .1
4,934
(1)
LCI Industries
431,380
0 .1
2,235
(2)
Legacy Housing Corp.
56,367
0.0
38,384
(2)
Leslie's, Inc.
28,231
0.0
4,342
(2)
LGI Homes, Inc.
288,613
0 .1
17,056
(2)
Life Time Group
Holdings, Inc.
515,091
0 .1
6,168
(2)
Lincoln Educational
Services Corp.
97,886
0.0
7,230
(2)
Lindblad Expeditions
Holdings, Inc.
67,022
0.0
2,907
(1)(2)
Lovesac Co.
52,849
0.0
4,623
(1)(2)
Luminar Technologies,
Inc.
24,918
0.0
5,399
(2)
M/I Homes, Inc.
616,458
0 .1
4,309
(2)
Malibu Boats, Inc.
- Class A
132,200
0.0
4,673
(2)
MarineMax, Inc.
100,469
0.0
3,775
(1)(2)
MasterCraft Boat
Holdings, Inc.
65,005
0.0
14,363
Meritage Homes Corp.
1,018,049
0 .2
19,746
(2)
Mister Car Wash, Inc.
155,796
0.0
10,428
(2)
Modine Manufacturing
Co.
800,349
0 .2
2,690  Monarch Casino &
Resort, Inc.
209,147
0 .1
6,006
Monro, Inc.
86,907
0.0
3,025
Movado Group, Inc.
50,578
0.0
16,020
(2)
National Vision
Holdings, Inc.
204,736
0 .1
15,906
(1)(2)
Nerdy, Inc.
22,587
0.0
6,237
(2)
ODP Corp.
89,376
0.0
20,755  OneSpaWorld
Holdings Ltd.
348,476
0 .1
2,559
(1)(2)
OneWater Marine, Inc.
- Class A
41,405
0.0
10,154
(1)(2)
Overstock.com, Inc.
58,893
0.0
2,966
(1)
Oxford Industries, Inc.
174,015
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
6,729  Papa John's
International, Inc.
$ 276,427
0 .1
6,451
(1)
Patrick Industries, Inc.
545,497
0 .1
71,583
(1)(2)
Peloton Interactive,
Inc. - Class A
452,405
0 .1
13,583  Perdoceo Education
Corp.
342,020
0 .1
17,182
(2)
Petco Health &
Wellness Co., Inc.
52,405
0.0
8,493
Phinia, Inc.
360,358
0 .1
6,392
(2)
PlayAGS, Inc.
77,407
0.0
10,825
(1)(2)
Portillo's, Inc. - Class A
128,709
0.0
6,054
(2)
Potbelly Corp.
57,574
0.0
1,806  RCI Hospitality
Holdings, Inc.
77,550
0.0
21,017
(2)
RealReal, Inc.
113,282
0.0
9,945
(1)
Red Rock Resorts, Inc.
- Class A
431,315
0 .1
11,042
Rent-A-Center, Inc.
264,566
0 .1
7,780
(2)
Revolve Group, Inc.
167,192
0.0
1,479
Rocky Brands, Inc.
25,690
0.0
15,551
(1)(2)
Rush Street
Interactive, Inc.
166,707
0.0
20,525
(1)(2)
Sally Beauty Holdings,
Inc.
185,341
0.0
5,018
(1)(2)
Savers Value Village,
Inc.
34,624
0.0
6,273
(2)
SeaWorld
Entertainment, Inc.
285,171
0 .1
7,675
(2)
Shake Shack, Inc.
- Class A
676,705
0 .1
3,770
(1)
Shoe Carnival, Inc.
82,902
0.0
8,394
Signet Jewelers Ltd.
487,356
0 .1
18,812  Six Flags
Entertainment Corp.
671,024
0 .1
10,837
(2)
Skyline Champion
Corp.
1,026,914
0 .2
4,479
(2)
Sleep Number Corp.
28,397
0.0
9,452  Smith & Wesson
Brands, Inc.
88,093
0.0
33,717
(1)(2)
Solid Power, Inc.
35,403
0.0
3,114  Sonic Automotive, Inc.
- Class A
177,373
0.0
24,698
(2)
Sonos, Inc.
263,528
0 .1
4,644  Standard Motor
Products, Inc.
115,775
0.0
14,084
Steven Madden Ltd.
375,198
0 .1
20,494
(2)
Stitch Fix, Inc. - Class
A
66,606
0.0
5,698
(2)
Stoneridge, Inc.
26,154
0.0
4,538  Strategic Education,
Inc.
381,010
0 .1
8,605
(2)
Stride, Inc.
1,088,532
0 .2
3,563  Sturm Ruger & Co.,
Inc.
139,990
0.0
31,611  Super Group SGHC
Ltd.
203,575
0 .1
2,912  Superior Group of
Cos., Inc.
31,857
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
20,311
(1)(2)
Sweetgreen, Inc.
- Class A
$ 508,181
0 .1
6,704
(2)
Target Hospitality
Corp.
44,112
0.0
20,476
(2)
Taylor Morrison Home
Corp.
1,229,379
0 .3
15,621
(2)
ThredUp, Inc. - Class A
37,647
0.0
29,921
(1)(2)
Topgolf Callaway
Brands Corp.
197,179
0 .1
4,516
(1)(2)
Torrid Holdings, Inc.
24,748
0.0
18,690
(2)
Tri Pointe Homes, Inc.
596,585
0 .1
19,244
(2)
Udemy, Inc.
149,333
0.0
8,431
(2)
Universal Technical
Institute, Inc.
216,508
0 .1
12,781
(2)
Urban Outfitters, Inc.
669,724
0 .1
15,980
(2)
Victoria's Secret & Co.
296,908
0 .1
5,485
(2)
Visteon Corp.
425,746
0 .1
18,179
(2)
Warby Parker, Inc.
- Class A
331,403
0 .1
615
Winmark Corp.
195,490
0 .1
5,641
(1)
Winnebago Industries,
Inc.
194,389
0.0
16,152  Wolverine World Wide,
Inc.
224,674
0 .1
5,208
(1)(2)
XPEL, Inc.
153,011
0.0
4,966
(2)
Xponential Fitness,
Inc. - Class A
41,367
0.0
3,514
(2)
Zumiez, Inc.
52,323
0.0
44,382,182
8 .9
Consumer Staples: 3.1%
6,804
Andersons, Inc.
292,096
0 .1
16,372
(1)
B&G Foods, Inc.
112,476
0.0
17,549
(2)
Beauty Health Co.
23,516
0.0
11,329
(1)(2)
Beyond Meat, Inc.
34,553
0.0
10,040
(2)
BRC, Inc. - Class A
20,984
0.0
3,396
Calavo Growers, Inc.
81,470
0.0
8,276
(1)
Cal-Maine Foods, Inc.
752,288
0 .2
12,676
(2)
Central Garden & Pet
Co. - Class A
414,885
0 .1
7,183
(2)
Chefs' Warehouse, Inc.
391,186
0 .1
15,674
Dole PLC
226,489
0 .1
9,437  Edgewell Personal
Care Co.
294,529
0 .1
14,380  Energizer Holdings,
Inc.
430,250
0 .1
6,938  Fresh Del Monte
Produce, Inc.
213,899
0 .1
1,694
(2)
Guardian Pharmacy
Services, Inc. - Class A
36,014
0.0
18,387
(2)
Hain Celestial Group,
Inc.
76,306
0.0
20,378
(1)(2)
Herbalife Ltd.
175,862
0.0
10,495
(1)(2)
HF Foods Group, Inc.
51,425
0.0
16,972
(2)
Honest Co., Inc.
79,768
0.0
3,172  Ingles Markets, Inc.
- Class A
206,592
0.0
3,647
Inter Parfums, Inc.
415,284
0 .1
4,794
(1)(2)
Ispire Technology, Inc.
13,088
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
3,095
(1)
J & J Snack Foods
Corp.
$ 407,673
0 .1
1,889  John B Sanfilippo &
Son, Inc.
133,855
0.0
3,937  Lancaster Colony
Corp.
688,975
0 .1
3,984
Limoneira Co.
70,596
0.0
7,156
(1)(2)
Mama's Creations, Inc.
46,586
0.0
2,022
(2)
Medifast, Inc.
27,257
0.0
2,854
MGP Ingredients, Inc.
83,851
0.0
9,393
(2)
Mission Produce, Inc.
98,439
0.0
4,885  National Beverage
Corp.
202,923
0.0
2,089  Natural Grocers by
Vitamin Cottage, Inc.
83,978
0.0
2,774
(2)
Nature's Sunshine
Products, Inc.
34,814
0.0
10,148  Nu Skin Enterprises,
Inc. - Class A
73,674
0.0
2,176  Oil-Dri Corp. of
America
99,922
0.0
28,250
(2)
Olaplex Holdings, Inc.
35,878
0.0
5,104
PriceSmart, Inc.
448,386
0 .1
40,045  Primo Brands Corp.
- Class A
1,421,197
0 .3
1,171
(2)
Seneca Foods Corp.
- Class A
104,266
0.0
18,462
(2)
Simply Good Foods
Co.
636,754
0 .1
7,435
SpartanNash Co.
150,633
0.0
20,259
(2)
Sprouts Farmers
Market, Inc.
3,092,334
0 .6
19,262
(2)
SunOpta, Inc.
93,613
0.0
9,504
(2)
TreeHouse Foods, Inc.
257,463
0 .1
3,664  Turning Point Brands,
Inc.
217,788
0 .1
12,166
(2)
United Natural Foods,
Inc.
333,227
0 .1
5,234
Universal Corp.
293,366
0 .1
2,400
(2)
USANA Health
Sciences, Inc.
64,728
0.0
13,819
Utz Brands, Inc.
194,572
0.0
31,594
(2)
Veru, Inc.
15,484
0.0
7,974
(2)
Vita Coco Co., Inc.
244,403
0 .1
6,836
(1)(2)
Vital Farms, Inc.
208,293
0.0
2,733
WD-40 Co.
666,852
0 .1
3,526
Weis Markets, Inc.
271,678
0 .1
7,346
(1)(2)
Westrock Coffee Co.
53,038
0.0
13,324
(1)
WK Kellogg Co.
265,547
0 .1
15,465,003
3 .1
Energy: 4.9%
7,396
(1)(2)
Aemetis, Inc.
12,869
0.0
9,172
(2)
Amplify Energy Corp.
34,303
0.0
34,033
Archrock, Inc.
893,026
0 .2
8,523  Ardmore Shipping
Corp.
83,440
0.0
13,967
(1)
Atlas Energy Solutions,
Inc.
249,171
0 .1
16,478
Berry Corp.
52,894
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
50,276
(1)
Borr Drilling Ltd.
$ 110,104
0.0
5,440
(2)
Bristow Group, Inc.
171,795
0.0
13,515
Cactus, Inc. - Class A
619,392
0 .1
13,993  California Resources
Corp.
615,272
0 .1
2,952
(1)(2)
Centrus Energy Corp.
- Class A
183,644
0.0
38,026
ChampionX Corp.
1,133,175
0 .2
37,051
(2)
Clean Energy Fuels
Corp.
57,429
0.0
29,469
(1)(2)
CNX Resources Corp.
927,684
0 .2
18,869
(1)(2)
Comstock Resources,
Inc.
383,795
0 .1
10,406
(1)
Core Laboratories, Inc.
155,986
0.0
10,628  Core Natural
Resources, Inc.
819,419
0 .2
33,000  Crescent Energy Co.
- Class A
370,920
0 .1
6,776
CVR Energy, Inc.
131,454
0.0
13,255  Delek US Holdings,
Inc.
199,753
0 .1
27,579
DHT Holdings, Inc.
289,580
0 .1
9,594  Diversified Energy Co.
PLC
129,711
0.0
4,831
(2)
DMC Global, Inc.
40,677
0.0
7,487
Dorian LPG Ltd.
167,260
0.0
3,997
(1)(2)
Empire Petroleum
Corp.
25,101
0.0
39,437
(2)
Encore Energy Corp.
54,029
0.0
38,948
(1)(2)
Energy Fuels, Inc./
Canada
145,276
0.0
3,719
(1)
Excelerate Energy, Inc.
- Class A
106,661
0.0
20,241
(2)
Expro Group Holdings
NV
201,196
0 .1
6,564
(1)
FLEX LNG Ltd.
150,906
0.0
3,203
(1)(2)
Flowco Holdings, Inc.
- Class A
82,157
0.0
1,903
(2)
Forum Energy
Technologies, Inc.
38,269
0.0
2,737
(1)(2)
Geospace
Technologies Corp.
19,734
0.0
20,041
Golar LNG Ltd.
761,358
0 .2
12,258
(1)
Granite Ridge
Resources, Inc.
74,529
0.0
13,815
(1)(2)
Green Plains, Inc.
67,003
0.0
2,608
(2)
Gulfport Energy Corp.
480,237
0 .1
5,114
(2)
Hallador Energy Co.
62,800
0.0
30,777
(2)
Helix Energy Solutions
Group, Inc.
255,757
0 .1
19,820  Helmerich & Payne,
Inc.
517,698
0 .1
3,398
(1)
HighPeak Energy, Inc.
43,019
0.0
7,677
(1)(2)
Innovex International,
Inc.
137,879
0.0
8,198
(1)
International Seaways,
Inc.
272,174
0 .1
7,326
Kinetik Holdings, Inc.
380,512
0 .1
8,194  Kodiak Gas Services,
Inc.
305,636
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
96,394
(2)
Kosmos Energy Ltd.
$ 219,778
0 .1
31,974
(1)
Liberty Energy, Inc.
506,148
0 .1
34,913
(1)
Magnolia Oil & Gas
Corp. - Class A
881,902
0 .2
27,769
(1)
Murphy Oil Corp.
788,640
0 .2
1,891
(2)
Nabors Industries Ltd.
78,874
0.0
2,769
(2)
Natural Gas Services
Group, Inc.
60,835
0.0
19,012
(2)
Newpark Resources,
Inc.
110,460
0.0
23,878
(2)
NextDecade Corp.
185,771
0.0
26,645
(1)
Noble Corp. PLC
631,487
0 .1
42,730
(1)
Nordic American
Tankers Ltd.
105,116
0.0
19,551
(1)
Northern Oil and Gas,
Inc.
591,027
0 .1
21,127
(2)
Oceaneering
International, Inc.
460,780
0 .1
14,911
(2)
Oil States International,
Inc.
76,792
0.0
11,361
(2)
Par Pacific Holdings,
Inc.
162,008
0.0
79,328  Patterson-UTI Energy,
Inc.
652,076
0 .1
20,472  PBF Energy, Inc.
- Class A
390,810
0 .1
24,707
(1)
Peabody Energy Corp.
334,780
0 .1
4,947
(1)(2)
ProFrac Holding Corp.
- Class A
37,548
0.0
19,307
(2)
ProPetro Holding Corp.
141,906
0.0
3,405
(2)
REX American
Resources Corp.
127,926
0.0
2,531  Riley Exploration
Permian, Inc.
73,829
0.0
34,129
(2)
Ring Energy, Inc.
39,248
0.0
18,782
(1)
RPC, Inc.
103,301
0.0
10,380
(1)(2)
Sable Offshore Corp.
263,341
0 .1
7,688  SandRidge Energy,
Inc.
87,797
0.0
8,953
Scorpio Tankers, Inc.
336,454
0 .1
5,463
(2)
SEACOR Marine
Holdings, Inc.
27,643
0.0
13,235
(2)
Seadrill Ltd.
330,875
0 .1
19,277
(1)
Select Water Solutions,
Inc.
202,409
0 .1
24,506
SFL Corp. Ltd.
200,949
0 .1
16,375
(1)
Sitio Royalties Corp.
- Class A
325,371
0 .1
22,955
SM Energy Co.
687,502
0 .1
5,828  Solaris Oilfield
Infrastructure, Inc.
- Class A
126,817
0.0
30,332
(2)
Talos Energy, Inc.
294,827
0 .1
12,354
Teekay Corp. Ltd.
81,166
0.0
4,908  Teekay Tankers Ltd.
- Class A
187,829
0.0
29,142
(2)
TETRA Technologies,
Inc.
97,917
0.0
9,935
(1)(2)
Tidewater, Inc.
419,952
0 .1
148,282
(1)(2)
Transocean Ltd.
470,054
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
81,170
(1)(2)
Uranium Energy Corp.
$ 387,993
0 .1
65,740
(2)
Ur-Energy, Inc.
44,315
0.0
23,076
VAALCO Energy, Inc.
86,766
0.0
12,536
(1)(2)
Valaris Ltd.
492,163
0 .1
5,846
(1)(2)
Vital Energy, Inc.
124,052
0.0
5,713
(1)
Vitesse Energy, Inc.
140,483
0.0
18,972
(1)
W&T Offshore, Inc.
29,407
0.0
11,473
(1)
World Fuel Services
Corp.
325,374
0 .1
24,547,182
4 .9
Financials: 18.9%
4,121
1st Source Corp.
246,477
0 .1
2,024
ACNB Corp.
83,308
0.0
4,466
Alerus Financial Corp.
82,442
0.0
8,484
(1)(2)
AlTi Global, Inc.
25,791
0.0
4,100  Amalgamated
Financial Corp.
117,875
0.0
3,543  A-Mark Precious
Metals, Inc.
89,886
0.0
9,548
(2)
Ambac Financial
Group, Inc.
83,545
0.0
6,639
Amerant Bancorp, Inc.
137,029
0.0
5,301  American Coastal
Insurance Corp.
61,333
0.0
13,254
Ameris Bancorp
763,033
0 .2
4,174
AMERISAFE, Inc.
219,344
0 .1
30,357
(1)
Apollo Commercial
Real Estate Finance,
Inc.
290,516
0 .1
37,334
(1)
Arbor Realty Trust, Inc.
438,675
0 .1
13,213
(1)
Ares Commercial Real
Estate Corp.
61,176
0.0
9,936
(1)
ARMOUR Residential
REIT, Inc.
169,906
0.0
4,292
Arrow Financial Corp.
112,837
0.0
12,436
(1)
Artisan Partners Asset
Management, Inc.
- Class A
486,248
0 .1
31,788
Associated Banc-Corp.
716,184
0 .2
17,685
(1)
Atlantic Union
Bankshares Corp.
550,711
0 .1
940
(1)(2)
Atlanticus Holdings
Corp.
48,081
0.0
35,590
(2)
AvidXchange Holdings,
Inc.
301,803
0 .1
11,056
(2)
Axos Financial, Inc.
713,333
0 .2
4,641
(1)
B Riley Financial, Inc.
17,961
0.0
27,801
Banc of California, Inc.
394,496
0 .1
4,168
BancFirst Corp.
457,938
0 .1
5,898  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
215,867
0 .1
9,354
(2)
Bancorp, Inc.
494,265
0 .1
2,298
Bank First Corp.
231,501
0 .1
7,756
(1)
Bank of Hawaii Corp.
534,931
0 .1
4,082
Bank of Marin Bancorp
90,090
0.0
9,151  Bank of NT Butterfield
& Son Ltd.
356,157
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
14,878
BankUnited, Inc.
$ 512,398
0 .1
7,012
Banner Corp.
447,155
0 .1
3,842  Bar Harbor
Bankshares
113,339
0.0
8,963  Berkshire Hills
Bancorp, Inc.
233,845
0 .1
72,471  BGC Group, Inc.
- Class A
664,559
0 .1
35,410
(1)
Blackstone Mortgage
Trust, Inc. - Class A
708,200
0 .2
6,949
(2)
Blue Foundry Bancorp
63,931
0.0
2,384
(2)
Bowhead Specialty
Holdings, Inc.
96,910
0.0
9,998  Bread Financial
Holdings, Inc.
500,700
0 .1
5,835
(2)
Bridgewater
Bancshares, Inc.
81,048
0.0
6,010  Brightsphere
Investment Group, Inc.
155,419
0.0
29,541  BrightSpire Capital,
Inc.
164,248
0.0
18,468
Brookline Bancorp, Inc.
201,301
0.0
13,691
(2)
BRP Group, Inc.
- Class A
611,851
0 .1
41,261
(1)
Burford Capital Ltd.
545,058
0 .1
2,967  Burke & Herbert
Financial Services
Corp.
166,478
0.0
5,957  Business First
Bancshares, Inc.
145,053
0.0
7,100
Byline Bancorp, Inc.
185,736
0.0
36,316
Cadence Bank
1,102,554
0 .2
3,521  Camden National
Corp.
142,495
0.0
12,099
Cannae Holdings, Inc.
221,775
0 .1
12,715
(1)(2)
Cantaloupe, Inc.
100,067
0.0
3,648  Capital City Bank
Group, Inc.
131,182
0.0
26,970  Capitol Federal
Financial, Inc.
151,032
0.0
5,984
(2)
Carter Bankshares,
Inc.
96,821
0.0
3,121  Cass Information
Systems, Inc.
134,983
0.0
13,860  Cathay General
Bancorp
596,396
0 .1
5,910  Central Pacific
Financial Corp.
159,806
0.0
17,616  Chimera Investment
Corp.
226,013
0 .1
1,407  ChoiceOne Financial
Services, Inc.
40,479
0.0
4,162  Citizens & Northern
Corp.
83,739
0.0
1,043  Citizens Financial
Services, Inc.
60,546
0.0
3,108
City Holding Co.
365,097
0 .1
3,946  Civista Bancshares,
Inc.
77,105
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
18,852  Claros Mortgage Trust,
Inc.
$ 70,318
0.0
5,523
CNB Financial Corp.
122,887
0.0
20,301  CNO Financial Group,
Inc.
845,537
0 .2
2,389
(2)
Coastal Financial
Corp.
215,989
0 .1
5,564
Cohen & Steers, Inc.
446,511
0 .1
7,637
(1)(2)
Columbia Financial,
Inc.
114,555
0.0
10,794  Community Bank
System, Inc.
613,747
0 .1
3,837  Community Trust
Bancorp, Inc.
193,231
0.0
4,224  Community West
Bancshares
78,060
0.0
14,275  Compass Diversified
Holdings
266,514
0 .1
8,091  ConnectOne Bancorp,
Inc.
196,692
0.0
6,064
(2)
Customers Bancorp,
Inc.
304,413
0 .1
26,830
CVB Financial Corp.
495,282
0 .1
656  Diamond Hill
Investment Group, Inc.
93,703
0.0
7,668  Dime Community
Bancshares, Inc.
213,784
0 .1
5,304
(2)
Donnelley Financial
Solutions, Inc.
231,838
0 .1
12,967
Dynex Capital, Inc.
168,830
0.0
6,237
Eagle Bancorp, Inc.
130,977
0.0
39,289  Eastern Bankshares,
Inc.
644,340
0 .1
17,821
Ellington Financial, Inc.
236,306
0 .1
5,284  Employers Holdings,
Inc.
267,582
0 .1
5,984
Enact Holdings, Inc.
207,944
0 .1
4,886
(2)
Encore Capital Group,
Inc.
167,492
0.0
5,158
(2)
Enova International,
Inc.
498,056
0 .1
2,444
(2)
Enstar Group Ltd.
812,337
0 .2
2,550  Enterprise Bancorp,
Inc.
99,272
0.0
7,780  Enterprise Financial
Services Corp.
418,097
0 .1
3,605  Equity Bancshares,
Inc. - Class A
142,037
0.0
1,605
(1)
Esquire Financial
Holdings, Inc.
120,985
0.0
20,618
Essent Group Ltd.
1,190,071
0 .2
4,083
(1)
F&G Annuities & Life,
Inc.
147,192
0.0
3,064  Farmers & Merchants
Bancorp, Inc./Archbold
OH
73,260
0.0
9,512  Farmers National Banc
Corp.
124,132
0.0
7,797
FB Financial Corp.
361,469
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,877  Federal Agricultural
Mortgage Corp. - Class
C
$ 351,956
0 .1
10,310  Fidelis Insurance
Holdings Ltd.
167,022
0.0
1,252  Fidelity D&D Bancorp,
Inc.
52,096
0.0
3,545  Financial Institutions,
Inc.
88,483
0.0
3,560
First Bancorp, Inc.
88,003
0.0
32,618  First BanCorp/Puerto
Rico
625,287
0 .1
8,555  First Bancorp/Southern
Pines NC
343,398
0 .1
6,621
First Bancshares, Inc.
223,856
0 .1
17,607
First Busey Corp.
380,311
0 .1
21,310  First Commonwealth
Financial Corp.
331,157
0 .1
4,346  First Community
Bankshares, Inc.
163,801
0.0
19,711
First Financial Bancorp
492,381
0 .1
26,569
(1)
First Financial
Bankshares, Inc.
954,358
0 .2
2,943
First Financial Corp.
144,148
0.0
11,790
First Foundation, Inc.
61,190
0.0
15,811  First Interstate
BancSystem, Inc.
- Class A
452,985
0 .1
12,088
First Merchants Corp.
488,839
0 .1
5,670  First Mid Bancshares,
Inc.
197,883
0.0
7,761  FirstCash Holdings,
Inc.
933,804
0 .2
4,146
Five Star Bancorp
115,259
0.0
6,236  Flushing Financial
Corp.
79,197
0.0
24,775
(2)
Flywire Corp.
235,363
0 .1
27,514
(2)
Forge Global Holdings,
Inc.
15,463
0.0
20,173  Franklin BSP Realty
Trust, Inc.
257,004
0 .1
36,403
Fulton Financial Corp.
658,530
0 .1
9,722
(1)
GCM Grosvenor, Inc.
- Class A
128,622
0.0
84,367
(2)
Genworth Financial,
Inc. - Class A
598,162
0 .1
6,460  German American
Bancorp, Inc.
242,250
0 .1
22,862
(1)
Glacier Bancorp, Inc.
1,010,958
0 .2
4,597  Goosehead Insurance,
Inc. - Class A
542,722
0 .1
2,389  Great Southern
Bancorp, Inc.
132,279
0.0
11,066
(2)
Green Dot Corp.
- Class A
93,397
0.0
1,713  Greene County
Bancorp, Inc.
41,300
0.0
7,480
(2)
Greenlight Capital Re
Ltd. - Class A
101,354
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,037
(2)
Hamilton Insurance
Group Ltd. - Class B
$ 145,877
0.0
7,696
(1)
Hamilton Lane, Inc.
- Class A
1,144,164
0 .2
17,200  Hancock Whitney
Corp.
902,140
0 .2
6,814
Hanmi Financial Corp.
154,405
0.0
23,359
(1)
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
683,017
0 .1
9,773  HarborOne Bancorp,
Inc.
101,346
0.0
1,710
(1)
HCI Group, Inc.
255,183
0 .1
14,722  Heritage Commerce
Corp.
140,153
0.0
7,746  Heritage Financial
Corp.
188,460
0.0
4,741
(2)
Heritage Insurance
Holdings, Inc.
68,365
0.0
9,524
Hilltop Holdings, Inc.
290,006
0 .1
371  Hingham Institution For
Savings The
88,224
0.0
4,075
(2)
Hippo Holdings, Inc.
104,157
0.0
1,859
Home Bancorp, Inc.
83,283
0.0
37,216  Home BancShares,
Inc.
1,052,096
0 .2
3,609
(2)
HomeStreet, Inc.
42,370
0.0
3,868  HomeTrust
Bancshares, Inc.
132,595
0.0
24,488
Hope Bancorp, Inc.
256,389
0 .1
8,581  Horace Mann
Educators Corp.
366,666
0 .1
10,286
Horizon Bancorp, Inc.
155,113
0.0
8,676  Independent Bank
Corp.
543,551
0 .1
4,858  Independent Bank
Corp. Michigan
149,578
0.0
10,970  International
Bancshares Corp.
691,768
0 .1
6,805
(2)
International Money
Express, Inc.
85,879
0.0
8,355
(1)
Invesco Mortgage
Capital, Inc.
65,921
0.0
327
Investors Title Co.
78,833
0.0
14,641  Jackson Financial, Inc.
- Class A
1,226,623
0 .3
6,641  James River Group
Holdings Ltd.
27,892
0.0
3,034  John Marshall
Bancorp, Inc.
50,122
0.0
12,148
Kearny Financial Corp.
76,046
0.0
13,601  KKR Real Estate
Finance Trust, Inc.
146,891
0.0
26,217
Ladder Capital Corp.
299,136
0 .1
5,283  Lakeland Financial
Corp.
314,022
0 .1
10,614
(1)(2)
Lemonade, Inc.
333,598
0 .1
22,471
(2)
LendingClub Corp.
231,901
0 .1
1,981
(2)
LendingTree, Inc.
99,585
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,393  Live Oak Bancshares,
Inc.
$ 197,097
0.0
25,639
(2)
Maiden Holdings Ltd.
14,622
0.0
95,536
(2)
Marqeta, Inc. - Class A
393,608
0 .1
10,174
(2)
MBIA, Inc.
50,667
0.0
3,768
Mercantile Bank Corp.
163,682
0.0
3,703
Merchants Bancorp
137,011
0.0
5,426
Mercury General Corp.
303,313
0 .1
4,649  Metrocity Bankshares,
Inc.
128,173
0.0
2,287
(2)
Metropolitan Bank
Holding Corp.
128,049
0.0
22,252
MFA Financial, Inc.
228,306
0 .1
3,706  Mid Penn Bancorp,
Inc.
96,022
0.0
1,782
Middlefield Banc Corp.
49,807
0.0
4,995  Midland States
Bancorp, Inc.
85,514
0.0
3,724  MidWestOne Financial
Group, Inc.
110,268
0.0
14,107
Moelis & Co. - Class A
823,285
0 .2
1,771
(2)
Moneylion, Inc.
153,209
0.0
12,652
(2)
Mr Cooper Group, Inc.
1,513,179
0 .3
7,760  National Bank Holdings
Corp. - Class A
296,975
0 .1
15,396
(1)
Navient Corp.
194,451
0.0
8,700
(2)
NB Bancorp, Inc.
157,209
0.0
9,608
NBT Bancorp, Inc.
412,183
0 .1
3,030
Nelnet, Inc. - Class A
336,118
0 .1
7,549
(2)
NerdWallet, Inc.
- Class A
68,318
0.0
51,161
(1)
New York Community
Bancorp, Inc.
594,491
0 .1
22,233  New York Mortgage
Trust, Inc.
144,292
0.0
5,056
(1)
NewtekOne, Inc.
60,470
0.0
2,997  Nicolet Bankshares,
Inc.
326,553
0 .1
15,809
(2)
NMI Holdings, Inc.
- Class A
569,914
0 .1
1,481
Northeast Bank
135,571
0.0
8,772  Northfield Bancorp,
Inc.
95,703
0.0
1,323
Northrim BanCorp, Inc.
96,870
0.0
25,911  Northwest Bancshares,
Inc.
311,450
0 .1
1,951  Norwood Financial
Corp.
47,156
0.0
12,500  OceanFirst Financial
Corp.
212,625
0 .1
1,478
(2)
Ocwen Financial Corp.
47,769
0.0
9,254
OFG Bancorp
370,345
0 .1
62,193
Old National Bancorp
1,317,870
0 .3
10,073  Old Second Bancorp,
Inc.
167,615
0.0
21,644
(2)
Open Lending Corp.
59,737
0.0
3,572
(1)
OppFi, Inc.
33,220
0.0
2,388  Orange County
Bancorp, Inc.
55,855
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
10,140
(1)
Orchid Island Capital,
Inc.
$ 76,253
0.0
6,467
Origin Bancorp, Inc.
224,211
0 .1
4,261  Orrstown Financial
Services, Inc.
127,873
0.0
40,554
(2)
Oscar Health, Inc.
- Class A
531,663
0 .1
9,078
P10, Inc. - Class A
106,667
0.0
19,376  Pacific Premier
Bancorp, Inc.
413,096
0 .1
37,522
(2)
Pagseguro Digital Ltd.
- Class A
286,293
0 .1
5,255
(2)
Palomar Holdings, Inc.
720,355
0 .2
3,015
Park National Corp.
456,471
0 .1
5,030  Pathward Financial,
Inc.
366,939
0 .1
11,182
(1)
Patria Investments Ltd.
- Class A
126,245
0.0
55,512
(2)
Payoneer Global, Inc.
405,793
0 .1
6,840
(1)(2)
Paysafe Ltd.
107,320
0.0
3,920  Peapack-Gladstone
Financial Corp.
111,328
0.0
5,385  PennyMac Financial
Services, Inc.
539,092
0 .1
18,709
(1)
PennyMac Mortgage
Investment Trust
274,087
0 .1
7,746
Peoples Bancorp, Inc.
229,746
0 .1
2,317  Peoples Financial
Services Corp.
103,037
0.0
10,476  Perella Weinberg
Partners
192,758
0.0
3,476
Piper Sandler Cos.
860,866
0 .2
4,671  PJT Partners, Inc.
- Class A
644,037
0 .1
1,478
(1)
Plumas Bancorp
63,953
0.0
8,259
(2)
PRA Group, Inc.
170,301
0.0
2,690  Preferred Bank/Los
Angeles CA
225,045
0 .1
3,891
(2)
Priority Technology
Holdings, Inc.
26,517
0.0
10,603
(2)
ProAssurance Corp.
247,580
0 .1
8,328
PROG Holdings, Inc.
221,525
0 .1
26,126  Provident Financial
Services, Inc.
448,583
0 .1
3,601
QCR Holdings, Inc.
256,823
0 .1
29,436
Radian Group, Inc.
973,449
0 .2
35,403
(1)
Ready Capital Corp.
180,201
0.0
1,437  Red River Bancshares,
Inc.
74,221
0.0
30,308
Redwood Trust, Inc.
183,970
0.0
2,023  Regional Management
Corp.
60,913
0.0
30,405
(2)
Remitly Global, Inc.
632,424
0 .1
11,857
(1)
Renasant Corp.
402,308
0 .1
2,257  Republic Bancorp, Inc.
- Class A
144,042
0.0
1,768
(1)(2)
Root, Inc. - Class A
235,922
0 .1
8,224
S&T Bancorp, Inc.
304,699
0 .1
3,139  Safety Insurance
Group, Inc.
247,604
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
9,172  Sandy Spring Bancorp,
Inc.
$ 256,357
0 .1
17,671  Seacoast Banking
Corp. of Florida
454,675
0 .1
12,240  Selective Insurance
Group, Inc.
1,120,450
0 .2
27,625
(2)
Selectquote, Inc.
92,268
0.0
10,396
(1)
ServisFirst
Bancshares, Inc.
858,710
0 .2
2,862
(1)(2)
Sezzle, Inc.
99,855
0.0
1,411  Shore Bancshares,
Inc.
19,105
0.0
2,022
Sierra Bancorp
56,373
0.0
25,042  Simmons First National
Corp. - Class A
514,112
0 .1
20,318
(2)
SiriusPoint Ltd.
351,298
0 .1
7,731
(2)
Skyward Specialty
Insurance Group, Inc.
409,125
0 .1
4,077
SmartFinancial, Inc.
126,713
0.0
3,150  South Plains Financial,
Inc.
104,328
0.0
2,088
(2)
Southern First
Bancshares, Inc.
68,737
0.0
2,295  Southern Missouri
Bancorp, Inc.
119,386
0.0
6,620  Southside Bancshares,
Inc.
191,715
0.0
19,513
SouthState Corp.
1,811,197
0 .4
11,043
Stellar Bancorp, Inc.
305,449
0 .1
12,700  StepStone Group, Inc.
- Class A
663,321
0 .1
5,494  Stewart Information
Services Corp.
391,997
0 .1
5,383
(1)
Stock Yards Bancorp,
Inc.
371,750
0 .1
57,489
(2)
StoneCo Ltd. - Class A
602,485
0 .1
8,443
(2)
StoneX Group, Inc.
644,876
0 .1
9,330
(2)
Texas Capital
Bancshares, Inc.
696,951
0 .1
2,743
(2)
Third Coast
Bancshares, Inc.
91,534
0.0
5,956
Tiptree, Inc.
143,480
0.0
2,884  Tompkins Financial
Corp.
181,634
0.0
14,912  Towne Bank/
Portsmouth VA
509,841
0 .1
13,310  TPG RE Finance Trust,
Inc.
108,477
0.0
7,209
TriCo Bancshares
288,144
0 .1
4,559
(2)
Triumph Financial, Inc.
263,510
0 .1
6,698
(1)(2)
Trupanion, Inc.
249,634
0 .1
4,630  TrustCo Bank Corp.
NY
141,122
0.0
12,745
Trustmark Corp.
439,575
0 .1
21,955
(1)
Two Harbors
Investment Corp.
293,319
0 .1
13,544
UMB Financial Corp.
1,369,298
0 .3
26,196  United Bankshares,
Inc.
908,215
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
24,327  United Community
Banks, Inc.
$ 684,319
0 .1
4,666
United Fire Group, Inc.
137,460
0.0
5,321  Universal Insurance
Holdings, Inc.
126,108
0.0
6,947
Univest Financial Corp.
197,017
0.0
15,848
(1)(2)
Upstart Holdings, Inc.
729,483
0 .2
91,015  Valley National
Bancorp
809,123
0 .2
10,879
Veritex Holdings, Inc.
271,649
0 .1
8,385  Victory Capital
Holdings, Inc. - Class A
485,240
0 .1
1,398  Virtus Investment
Partners, Inc.
240,959
0 .1
6,459
Walker & Dunlop, Inc.
551,340
0 .1
13,654  Washington Federal,
Inc.
390,231
0 .1
3,688  Washington Trust
Bancorp, Inc.
113,812
0.0
4,799  Waterstone Financial,
Inc.
64,547
0.0
17,348
WesBanco, Inc.
537,094
0 .1
4,554
West BanCorp, Inc.
90,807
0.0
5,489
Westamerica BanCorp
277,908
0 .1
28,246
WisdomTree, Inc.
251,954
0 .1
805
(2)
World Acceptance
Corp.
101,873
0.0
12,040
WSFS Financial Corp.
624,515
0 .1
94,458,908
18 .9
Health Care: 16.2%
11,354
(2)
2seventy bio, Inc.
56,089
0.0
11,129
(2)
4D Molecular
Therapeutics, Inc.
35,947
0.0
22,111
(2)
89bio, Inc.
160,747
0.0
16,583
(1)(2)
Absci Corp.
41,623
0.0
24,250
(2)
ACADIA
Pharmaceuticals, Inc.
402,793
0 .1
14,969
(2)
Accolade, Inc.
104,484
0.0
20,808
(2)
Accuray, Inc.
37,246
0.0
15,807
(2)
ACELYRIN, Inc.
39,043
0.0
9,062
(2)
Achieve Life Sciences,
Inc.
24,196
0.0
20,803
(2)
AdaptHealth Corp.
225,505
0 .1
23,528
(2)
Adaptive
Biotechnologies Corp.
174,813
0.0
16,277
(2)
ADC Therapeutics SA
22,951
0.0
3,453
(2)
Addus HomeCare
Corp.
341,467
0 .1
45,717
(2)
ADMA Biologics, Inc.
907,025
0 .2
4,966
(1)(2)
Adverum
Biotechnologies, Inc.
21,701
0.0
63,401
(2)
agilon health, Inc.
274,526
0 .1
11,485
(2)
Agios
Pharmaceuticals, Inc.
336,511
0 .1
42,032
(2)
Akebia Therapeutics,
Inc.
80,701
0.0
14,776
(2)
Akero Therapeutics,
Inc.
598,132
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
10,365
(1)(2)
Aldeyra Therapeutics,
Inc.
$ 59,599
0.0
18,498
(2)
Alector, Inc.
22,753
0.0
20,525
(2)
Alignment Healthcare,
Inc.
382,176
0 .1
32,645
(2)
Alkermes PLC
1,077,938
0 .2
26,383
(1)(2)
Allogene Therapeutics,
Inc.
38,519
0.0
21,467
(1)(2)
Alphatec Holdings, Inc.
217,675
0 .1
14,174
(2)
Altimmune, Inc.
70,870
0.0
59,504
(2)
Amicus Therapeutics,
Inc.
485,553
0 .1
7,718
(2)
AMN Healthcare
Services, Inc.
188,782
0 .1
32,861
(2)
Amneal
Pharmaceuticals, Inc.
275,375
0 .1
7,889
(2)
Amphastar
Pharmaceuticals, Inc.
228,702
0 .1
4,560
(1)(2)
AnaptysBio, Inc.
84,770
0.0
15,711
(1)(2)
Anavex Life Sciences
Corp.
134,800
0.0
8,267
(2)
AngioDynamics, Inc.
77,627
0.0
3,831
(2)
ANI Pharmaceuticals,
Inc.
256,485
0 .1
2,991
(2)
Anika Therapeutics,
Inc.
44,955
0.0
20,290
(2)
Annexon, Inc.
39,160
0.0
7,707
(1)(2)
Apogee Therapeutics,
Inc.
287,934
0 .1
8,817
(2)
Apollo Medical
Holdings, Inc.
273,415
0 .1
30,750
(2)
Applied Therapeutics,
Inc.
15,034
0.0
15,169
(1)(2)
Aquestive
Therapeutics, Inc.
43,990
0.0
31,061
(2)
Arbutus Biopharma
Corp.
108,403
0.0
8,719
(1)(2)
Arcellx, Inc.
571,966
0 .1
4,896
(2)
Arcturus Therapeutics
Holdings, Inc.
51,849
0.0
11,420
(2)
Arcus Biosciences, Inc.
89,647
0.0
21,900
(1)(2)
Arcutis
Biotherapeutics, Inc.
342,516
0 .1
47,919
(2)
Ardelyx, Inc.
235,282
0 .1
3,814
(2)
Ardent Health
Partners, Inc.
52,443
0.0
5,893
(1)(2)
ArriVent Biopharma,
Inc.
108,962
0.0
24,260
(1)(2)
Arrowhead
Pharmaceuticals, Inc.
309,072
0 .1
10,245
(1)(2)
ARS Pharmaceuticals,
Inc.
128,882
0.0
4,542
(1)(2)
Artiva Biotherapeutics,
Inc.
13,626
0.0
8,199
(2)
Artivion, Inc.
201,531
0 .1
13,273
(2)
Arvinas, Inc.
93,176
0.0
9,840
(2)
Astria Therapeutics,
Inc.
52,546
0.0
19,053
(2)
Atea Pharmaceuticals,
Inc.
56,968
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
31,732
(2)
Atossa Therapeutics,
Inc.
$ 21,352
0.0
9,664
(2)
AtriCure, Inc.
311,761
0 .1
10,023
(2)
Aura Biosciences, Inc.
58,735
0.0
27,571
(2)
Aurinia
Pharmaceuticals, Inc.
221,671
0 .1
19,555
(1)(2)
Avadel
Pharmaceuticals PLC
153,116
0.0
9,956
(2)
Avanos Medical, Inc.
142,669
0.0
10,131
(1)(2)
Aveanna Healthcare
Holdings, Inc.
54,910
0.0
22,568
(2)
Avidity Biosciences,
Inc.
666,207
0 .1
5,268
(1)(2)
Avita Medical, Inc.
42,882
0.0
8,820
(2)
Axogen, Inc.
163,170
0.0
7,484
(2)
Axsome Therapeutics,
Inc.
872,859
0 .2
18,550
(1)(2)
Beam Therapeutics,
Inc.
362,282
0 .1
2,081
(2)
Beta Bionics, Inc.
25,471
0.0
3,838
(2)
Bicara Therapeutics,
Inc.
50,009
0.0
42,264
(2)
BioCryst
Pharmaceuticals, Inc.
316,980
0 .1
17,431
(2)
Biohaven Ltd.
419,041
0 .1
7,375
(2)
BioLife Solutions, Inc.
168,445
0.0
6,398
(1)(2)
Biomea Fusion, Inc.
13,628
0.0
5,667
(2)
Biote Corp. - Class A
18,871
0.0
7,600
(2)
Bioventus, Inc. - Class
A
69,540
0.0
8,700
(2)
Black Diamond
Therapeutics, Inc.
13,485
0.0
12,853
(2)
Blueprint Medicines
Corp.
1,137,619
0 .2
28,557
(2)
Bridgebio Pharma, Inc.
987,216
0 .2
10,814
(1)(2)
BrightSpring Health
Services, Inc.
195,625
0 .1
39,384
(2)
Brookdale Senior
Living, Inc.
246,544
0 .1
13,130
(1)(2)
C4 Therapeutics, Inc.
21,008
0.0
9,761
(1)(2)
Cabaletta Bio, Inc.
13,519
0.0
5,699
(2)
Candel Therapeutics,
Inc.
32,199
0.0
7,758
(1)(2)
Capricor Therapeutics,
Inc.
73,623
0.0
11,815
(1)(2)
Cardiff Oncology, Inc.
37,099
0.0
10,249
(2)
CareDx, Inc.
181,920
0.0
7,093
(1)(2)
Cargo Therapeutics,
Inc.
28,869
0.0
19,201
(2)
Caribou Biosciences,
Inc.
17,532
0.0
2,251
(1)(2)
Cartesian
Therapeutics, Inc.
29,668
0.0
31,066
(3)(4)
Cartesian
Therapeutics, Inc. CVR
5,592
0.0
8,753
(2)
Cassava Sciences,
Inc.
13,130
0.0
5,424
(2)
Castle Biosciences,
Inc.
108,589
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
22,709
(2)
Catalyst
Pharmaceuticals, Inc.
$ 550,693
0 .1
6,558
(1)(2)
Celcuity, Inc.
66,301
0.0
13,253
(2)
Celldex Therapeutics,
Inc.
240,542
0 .1
2,090
(2)
Ceribell, Inc.
40,149
0.0
38,667
(2)
Cerus Corp.
53,747
0.0
10,425
(2)
CG oncology, Inc.
255,308
0 .1
9,707
(2)
ChromaDex Corp.
66,978
0.0
16,060
(2)
Codexis, Inc.
43,201
0.0
19,204
(1)(2)
Cogent Biosciences,
Inc.
115,032
0.0
25,393
(2)
Coherus Biosciences,
Inc.
20,492
0.0
6,665
(2)
Collegium
Pharmaceutical, Inc.
198,950
0 .1
26,173
(2)
Community Health
Systems, Inc.
70,667
0.0
22,741
(2)
Compass
Therapeutics, Inc.
43,208
0.0
22,351  Concentra Group
Holdings Parent, Inc.
485,017
0 .1
6,264
CONMED Corp.
378,283
0 .1
2,273
(2)
Corbus
Pharmaceuticals
Holdings, Inc.
12,070
0.0
16,432
(1)(2)
Corcept Therapeutics,
Inc.
1,876,863
0 .4
12,612
(1)(2)
CorMedix, Inc.
77,690
0.0
5,460
(2)
CorVel Corp.
611,356
0 .1
17,821
(2)
Crinetics
Pharmaceuticals, Inc.
597,716
0 .1
6,620
(2)
Cross Country
Healthcare, Inc.
98,572
0.0
9,113
(2)
CryoPort, Inc.
55,407
0.0
10,763
(2)
Cullinan Oncology, Inc.
81,476
0.0
2,746
(1)(2)
CVRx, Inc.
33,584
0.0
25,735
(2)
Cytek Biosciences, Inc.
103,197
0.0
23,178
(2)
Cytokinetics, Inc.
931,524
0 .2
10,820
(2)
Day One
Biopharmaceuticals,
Inc.
85,803
0.0
10,997
(2)
Definitive Healthcare
Corp.
31,781
0.0
25,302
(2)
Denali Therapeutics,
Inc.
343,981
0 .1
6,710
(2)
Design Therapeutics,
Inc.
25,901
0.0
4,965
(1)(2)
Dianthus Therapeutics,
Inc.
90,065
0.0
4,430
(2)
Disc Medicine, Inc.
219,905
0 .1
22,530
(2)
DocGo, Inc.
59,479
0.0
26,484
(1)(2)
Dynavax Technologies
Corp.
343,497
0 .1
16,651
(2)
Dyne Therapeutics,
Inc.
174,169
0.0
14,815
(2)
Edgewise
Therapeutics, Inc.
325,930
0 .1
18,905
(2)
Editas Medicine, Inc.
21,930
0.0
11,892
Embecta Corp.
151,623
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,891
(1)(2)
Enanta
Pharmaceuticals, Inc.
$ 26,998
0.0
10,682
(2)
Enhabit, Inc.
93,895
0.0
7,391
(1)(2)
Enliven Therapeutics,
Inc.
145,455
0.0
11,133
Ensign Group, Inc.
1,440,610
0 .3
5,142
(2)
Entrada Therapeutics,
Inc.
46,484
0.0
38,449
(2)
Erasca, Inc.
52,675
0.0
39,571
(2)
Esperion Therapeutics,
Inc.
56,982
0.0
23,581
(1)(2)
Evolent Health, Inc.
- Class A
223,312
0 .1
11,406
(2)
Evolus, Inc.
137,214
0.0
13,507
(1)(2)
EyePoint
Pharmaceuticals, Inc.
73,208
0.0
22,428
(2)
Fate Therapeutics, Inc.
17,720
0.0
4,772
(2)
Fennec
Pharmaceuticals, Inc.
29,061
0.0
5,881
(1)(2)
Foghorn Therapeutics,
Inc.
21,466
0.0
14,250
(2)
Fulcrum Therapeutics,
Inc.
41,040
0.0
4,572
(2)
Fulgent Genetics, Inc.
77,267
0.0
2,591
(2)
GeneDx Holdings
Corp.
229,472
0 .1
119,993
(2)
Geron Corp.
190,789
0 .1
9,873
(2)
Glaukos Corp.
971,701
0 .2
23,940
(2)
Guardant Health, Inc.
1,019,844
0 .2
1,637
(2)
Gyre Therapeutics, Inc.
12,638
0.0
10,006
(1)(2)
Haemonetics Corp.
635,881
0 .1
25,178
(2)
Halozyme
Therapeutics, Inc.
1,606,608
0 .3
7,336
(2)
Harmony Biosciences
Holdings, Inc.
243,482
0 .1
6,409
(1)(2)
Harrow, Inc.
170,479
0.0
12,612
(2)
Health Catalyst, Inc.
57,132
0.0
17,284
(2)
HealthEquity, Inc.
1,527,387
0 .3
5,207
HealthStream, Inc.
167,561
0.0
24,378
(1)(2)
Heron Therapeutics,
Inc.
53,632
0.0
38,797
(1)(2)
Hims & Hers Health,
Inc.
1,146,451
0 .2
18,644
(1)(2)
Humacyte, Inc.
31,788
0.0
4,336
(2)
ICU Medical, Inc.
602,097
0 .1
17,286
(2)
Ideaya Biosciences,
Inc.
283,145
0 .1
29,257
(1)(2)
ImmunityBio, Inc.
88,064
0.0
14,061
(1)(2)
Immunome, Inc.
94,631
0.0
11,840
(1)(2)
Immunovant, Inc.
202,346
0 .1
4,333
(2)
InfuSystem Holdings,
Inc.
23,312
0.0
2,527
(2)
Inhibrx Biosciences,
Inc.
35,353
0.0
7,787
(3)(4)
Inhibrx, Inc. CVR
32,005
0.0
13,305
(2)
Inmode Ltd.
236,031
0 .1
3,068
(1)(2)
Inmune Bio, Inc.
23,961
0.0
11,229
(1)(2)
Innoviva, Inc.
203,582
0 .1
4,875
(2)
Inogen, Inc.
34,759
0.0
34,840
(2)
Insmed, Inc.
2,657,944
0 .5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,656
(2)
Integer Holdings Corp.
$ 785,475
0 .2
13,882
(2)
Integra LifeSciences
Holdings Corp.
305,265
0 .1
20,647
(1)(2)
Intellia Therapeutics,
Inc.
146,800
0.0
55,399
(1)(2)
Iovance
Biotherapeutics, Inc.
184,479
0.0
1,847
iRadimed Corp.
96,931
0.0
6,316
(2)
iRhythm Technologies,
Inc.
661,159
0 .1
29,603
(2)
Ironwood
Pharmaceuticals, Inc.
43,516
0.0
6,007
(2)
iTeos Therapeutics,
Inc.
35,862
0.0
6,197
(2)
Janux Therapeutics,
Inc.
167,319
0.0
2,654
(1)(2)
Jasper Therapeutics,
Inc.
11,412
0.0
2,669
(2)
Joint Corp.
33,336
0.0
7,550
(1)(2)
KalVista
Pharmaceuticals, Inc.
87,127
0.0
5,983
(2)
Keros Therapeutics,
Inc.
60,967
0.0
7,858
(2)
Kiniksa
Pharmaceuticals
International PLC
174,526
0.0
6,839
(2)
Kodiak Sciences, Inc.
19,183
0.0
1,309
(1)(2)
Korro Bio, Inc.
22,790
0.0
5,031
(1)(2)
Krystal Biotech, Inc.
907,089
0 .2
15,028
(2)
Kura Oncology, Inc.
99,185
0.0
9,436
(1)(2)
Kymera Therapeutics,
Inc.
258,263
0 .1
5,647
(2)
Kyverna Therapeutics,
Inc.
10,899
0.0
13,885
(2)
Lantheus Holdings,
Inc.
1,355,176
0 .3
9,010
(2)
Larimar Therapeutics,
Inc.
19,372
0.0
4,129
LeMaitre Vascular, Inc.
346,423
0 .1
2,580
(1)(2)
LENZ Therapeutics,
Inc.
66,332
0.0
4,657
(2)
Lexeo Therapeutics,
Inc.
16,160
0.0
5,295
(2)
Lifecore Biomedical,
Inc.
37,277
0.0
7,028
(2)
LifeMD, Inc.
38,232
0.0
27,457
(2)
LifeStance Health
Group, Inc.
182,864
0.0
3,555
(2)
Ligand
Pharmaceuticals, Inc.
373,773
0 .1
38,835
(2)
Lineage Cell
Therapeutics, Inc.
17,538
0.0
12,493
(2)
Liquidia Corp.
184,272
0.0
11,061
(2)
LivaNova PLC
434,476
0 .1
38,879
(2)
Lyell Immunopharma,
Inc.
20,917
0.0
14,243
(2)
MacroGenics, Inc.
18,089
0.0
3,631
(1)(2)
Madrigal
Pharmaceuticals, Inc.
1,202,696
0 .3
54,909
(2)
MannKind Corp.
276,192
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
23,474
(2)
Maravai LifeSciences
Holdings, Inc. - Class A
$ 51,878
0.0
23,006
(2)
MaxCyte, Inc.
62,806
0.0
2,226
(1)(2)
MBX Biosciences, Inc.
16,428
0.0
1,756
(1)(2)
MediWound Ltd.
27,253
0.0
9,159
(2)
MeiraGTx Holdings
PLC
62,098
0.0
11,309
(2)
Merit Medical Systems,
Inc.
1,195,474
0 .3
1,070  Mesa Laboratories,
Inc.
126,966
0.0
7,364
(2)
Metagenomi, Inc.
10,015
0.0
2,845
(1)(2)
Metsera, Inc.
77,441
0.0
24,649
(2)
MiMedx Group, Inc.
187,332
0.0
15,919
(1)(2)
Mind Medicine
MindMed, Inc.
93,126
0.0
6,190
(2)
Mineralys
Therapeutics, Inc.
98,297
0.0
8,122
(1)(2)
Mirum
Pharmaceuticals, Inc.
365,896
0 .1
8,598
(1)(2)
Monte Rosa
Therapeutics, Inc.
39,895
0.0
18,263
(2)
Myriad Genetics, Inc.
161,993
0.0
11,603
(1)(2)
Nano-X Imaging Ltd.
57,957
0.0
2,613  National HealthCare
Corp.
242,486
0 .1
3,530  National Research
Corp.
45,184
0.0
41,841
(2)
Nektar Therapeutics
28,452
0.0
44,630
(1)(2)
Neogen Corp.
386,942
0 .1
26,037
(2)
NeoGenomics, Inc.
247,091
0 .1
18,248
(1)(2)
Neumora
Therapeutics, Inc.
18,248
0.0
2,217
(1)(2)
Neurogene, Inc.
25,961
0.0
2,724
(2)
NeuroPace, Inc.
33,478
0.0
8,474
(2)
Nevro Corp.
49,488
0.0
12,054
(1)(2)
Nkarta, Inc.
22,179
0.0
31,223
(1)(2)
Novavax, Inc.
200,139
0 .1
21,673
(2)
Novocure Ltd.
386,213
0 .1
14,425
(1)(2)
Nurix Therapeutics,
Inc.
171,369
0.0
7,111
(2)
Nuvalent, Inc. - Class A
504,312
0 .1
38,575
(1)(2)
Nuvation Bio, Inc.
67,892
0.0
58,879
(2)
Ocugen, Inc.
41,586
0.0
32,014
(2)
Ocular Therapeutix,
Inc.
234,663
0 .1
9,013
(2)
Olema
Pharmaceuticals, Inc.
33,889
0.0
11,787
(1)(2)
Omeros Corp.
96,889
0.0
20,574
(1)(2)
OmniAb, Inc.
49,378
0.0
9,419
(2)
Omnicell, Inc.
329,288
0 .1
67,194
(1)(2)
OPKO Health, Inc.
111,542
0.0
4,371
(2)
OptimizeRx Corp.
37,853
0.0
34,559
(2)
Option Care Health,
Inc.
1,207,837
0 .3
15,978
(2)
OraSure Technologies,
Inc.
53,846
0.0
5,531
(1)(2)
Orchestra BioMed
Holdings, Inc.
23,673
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
14,989
(2)
Organogenesis
Holdings, Inc.
$ 64,752
0.0
12,660
(1)(2)
ORIC
Pharmaceuticals, Inc.
70,643
0.0
7,292
(2)
Orthofix Medical, Inc.
118,933
0.0
3,524
(2)
OrthoPediatrics Corp.
86,796
0.0
15,869
(2)
Owens & Minor, Inc.
143,297
0.0
57,783
(1)(2)
Pacific Biosciences of
California, Inc.
68,184
0.0
9,357
(1)(2)
Pacira BioSciences,
Inc.
232,521
0 .1
8,027
(2)
PACS Group, Inc.
90,223
0.0
9,655
(2)
Paragon 28, Inc.
126,094
0.0
15,727
Patterson Cos., Inc.
491,311
0 .1
18,001
(2)
Pediatrix Medical
Group, Inc.
260,835
0 .1
6,153
(2)
Pennant Group, Inc.
154,748
0.0
11,574
(1)(2)
Perspective
Therapeutics, Inc.
24,653
0.0
8,420
(1)(2)
Phathom
Pharmaceuticals, Inc.
52,793
0.0
4,290  Phibro Animal Health
Corp. - Class A
91,634
0.0
11,134
(2)
Phreesia, Inc.
284,585
0 .1
12,407
(2)
Pliant Therapeutics,
Inc.
16,749
0.0
3,507
(1)(2)
Praxis Precision
Medicines, Inc.
132,810
0.0
27,378
(1)(2)
Precigen, Inc.
40,793
0.0
10,088
(2)
Prestige Consumer
Healthcare, Inc.
867,265
0 .2
13,092
(1)(2)
Prime Medicine, Inc.
26,053
0.0
20,890
(2)
Privia Health Group,
Inc.
468,981
0 .1
9,035
(1)(2)
PROCEPT
BioRobotics Corp.
526,379
0 .1
15,202
(2)
Progyny, Inc.
339,613
0 .1
22,388
(2)
ProKidney Corp.
19,616
0.0
11,904
(2)
Protagonist
Therapeutics, Inc.
575,677
0 .1
8,779
(1)(2)
Prothena Corp. PLC
108,640
0.0
15,492
(2)
PTC Therapeutics, Inc.
789,472
0 .2
7,914
(2)
Pulmonx Corp.
53,261
0.0
4,033
(1)(2)
Pulse Biosciences, Inc.
64,891
0.0
9,011
(2)
Puma Biotechnology,
Inc.
26,673
0.0
11,750
(2)
Pyxis Oncology, Inc.
11,514
0.0
7,592
(1)(2)
Quanterix Corp.
49,424
0.0
22,035
(2)
Quantum-Si, Inc.
26,442
0.0
13,402
(2)
RadNet, Inc.
666,347
0 .1
3,439
(1)(2)
Rapport Therapeutics,
Inc.
34,493
0.0
50,144
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
265,262
0 .1
9,745
(1)(2)
REGENXBIO, Inc.
69,677
0.0
15,791
(2)
Regulus Therapeutics,
Inc.
27,634
0.0
25,521
(2)
Relay Therapeutics,
Inc.
66,865
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
25,257
(2)
Renovaro, Inc.
$ 13,720
0.0
13,617
(2)
Replimune Group, Inc.
132,766
0.0
33,992
(2)
Revolution Medicines,
Inc.
1,201,957
0 .3
11,141
(2)
Rhythm
Pharmaceuticals, Inc.
590,139
0 .1
3,442
(2)
Rigel Pharmaceuticals,
Inc.
61,922
0.0
14,282
(2)
Rocket
Pharmaceuticals, Inc.
95,261
0.0
7,359
(2)
RxSight, Inc.
185,815
0.0
11,235
(2)
Sage Therapeutics,
Inc.
89,318
0.0
28,256
(1)(2)
Sana Biotechnology,
Inc.
47,470
0.0
899
(2)
Sanara Medtech, Inc.
27,752
0.0
23,190
(2)
Savara, Inc.
64,236
0.0
16,046
(2)
Scholar Rock Holding
Corp.
515,879
0 .1
11,280
(1)(2)
Schrodinger, Inc./
United States
222,667
0 .1
26,122
(2)
Scilex Holding Co.
6,491
0.0
21,910  Select Medical
Holdings Corp.
365,897
0 .1
1,280
(1)(2)
Semler Scientific, Inc.
46,336
0.0
3,628
(2)
Septerna, Inc.
21,006
0.0
6,906
(2)
Sera Prognostics, Inc.
- Class A
25,414
0.0
8,681
(1)(2)
SI-BONE, Inc.
121,794
0.0
9,623
(2)
SIGA Technologies,
Inc.
52,734
0.0
8,084
(2)
Sight Sciences, Inc.
19,402
0.0
3,422
Simulations Plus, Inc.
83,907
0.0
5,283
(2)
Soleno Therapeutics,
Inc.
377,470
0 .1
5,260
(1)(2)
Solid Biosciences, Inc.
19,462
0.0
13,948
(2)
SpringWorks
Therapeutics, Inc.
615,525
0 .1
7,691
(2)
Spyre Therapeutics,
Inc.
124,094
0.0
10,082
(2)
STAAR Surgical Co.
177,746
0.0
65,427
(2)
Standard BioTools, Inc.
70,661
0.0
7,312
(2)
Stoke Therapeutics,
Inc.
48,625
0.0
18,699
(1)(2)
Summit Therapeutics,
Inc.
360,704
0 .1
10,280
(2)
Supernus
Pharmaceuticals, Inc.
336,670
0 .1
15,669
(2)
Surgery Partners, Inc.
372,139
0 .1
2,750
(2)
Surmodics, Inc.
83,958
0.0
18,628
(2)
Sutro Biopharma, Inc.
12,119
0.0
16,643
(2)
Syndax
Pharmaceuticals, Inc.
204,459
0 .1
5,248
(2)
Tactile Systems
Technology, Inc.
69,379
0.0
25,195
(2)
Talkspace, Inc.
64,499
0.0
13,340
(2)
Tandem Diabetes
Care, Inc.
255,594
0 .1
10,932
(2)
Tango Therapeutics,
Inc.
14,977
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
7,539
(2)
Tarsus
Pharmaceuticals, Inc.
$ 387,278
0 .1
36,285
(2)
Taysha Gene
Therapies, Inc.
50,436
0.0
34,875
(2)
Teladoc Health, Inc.
277,605
0 .1
4,873
(1)(2)
Telomir
Pharmaceuticals, Inc.
15,740
0.0
14,653
(2)
Terns Pharmaceuticals,
Inc.
40,442
0.0
28,224
(1)(2)
TG Therapeutics, Inc.
1,112,872
0 .2
8,773
(2)
Theravance
Biopharma, Inc.
78,343
0.0
4,075
(1)(2)
Third Harmonic Bio,
Inc.
14,140
0.0
5,022
(1)(2)
Tourmaline Bio, Inc.
76,385
0.0
6,643
(1)(2)
TransMedics Group,
Inc.
446,941
0 .1
16,645
(2)
Travere Therapeutics,
Inc.
298,278
0 .1
10,315
(2)
Treace Medical
Concepts, Inc.
86,543
0.0
14,768
(2)
Trevi Therapeutics,
Inc.
92,891
0.0
9,200
(2)
TScan Therapeutics,
Inc.
12,696
0.0
11,748
(1)(2)
Twist Bioscience Corp.
461,227
0 .1
4,303
(1)(2)
Tyra Biosciences, Inc.
40,018
0.0
1,479
(1)(2)
UFP Technologies, Inc.
298,329
0 .1
3,390
(2)
Upstream Bio, Inc.
20,747
0.0
7,354
(1)(2)
UroGen Pharma Ltd.
81,335
0.0
3,065  US Physical Therapy,
Inc.
221,783
0 .1
11,932
(2)
Vanda
Pharmaceuticals, Inc.
54,768
0.0
8,078
(2)
Varex Imaging Corp.
93,705
0.0
25,087
(1)(2)
Vaxcyte, Inc.
947,285
0 .2
13,945
(2)
Ventyx Biosciences,
Inc.
16,037
0.0
8,990
(2)
Vera Therapeutics, Inc.
215,940
0 .1
15,558
(2)
Veracyte, Inc.
461,295
0 .1
8,028
(2)
Verastem, Inc.
48,409
0.0
9,990
(2)
Vericel Corp.
445,754
0 .1
14,781
(1)(2)
Verve Therapeutics,
Inc.
67,549
0.0
8,042
(2)
Viemed Healthcare,
Inc.
58,546
0.0
18,312
(2)
Vir Biotechnology, Inc.
118,662
0.0
14,827
(1)(2)
Viridian Therapeutics,
Inc.
199,868
0 .1
9,782
(2)
Voyager Therapeutics,
Inc.
33,063
0.0
18,944
(2)
WaVe Life Sciences
Ltd.
153,068
0.0
15,073
(2)
Waystar Holding Corp.
563,127
0 .1
40,122
(2)
X4 Pharmaceuticals,
Inc.
9,485
0.0
4,638
(2)
XBiotech, Inc.
15,027
0.0
13,664
(2)
Xencor, Inc.
145,385
0.0
30,415
(2)
Xeris Biopharma
Holdings, Inc.
166,978
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,766
(2)
XOMA Corp.
$ 35,196
0.0
7,609
(1)(2)
Y-mAbs Therapeutics,
Inc.
33,708
0.0
3,077
(1)(2)
Zenas Biopharma, Inc.
24,308
0.0
13,134
(2)
Zentalis
Pharmaceuticals, Inc.
20,883
0.0
11,026
(1)(2)
Zevra Therapeutics,
Inc.
82,585
0.0
5,605
(2)
Zimvie, Inc.
60,534
0.0
11,375
(1)(2)
Zura Bio Ltd.
14,674
0.0
11,904
(1)(2)
Zymeworks, Inc.
141,777
0.0
81,117,113
16 .2
Industrials: 16.5%
27,064
(2)
3D Systems Corp.
57,376
0.0
7,179
(2)
AAR Corp.
401,952
0 .1
12,495
ABM Industries, Inc.
591,763
0 .1
19,772
ACCO Brands Corp.
82,845
0.0
29,988
(2)
ACV Auctions, Inc.
- Class A
422,531
0 .1
5,678
(2)
AeroVironment, Inc.
676,761
0 .1
7,563
(2)
AerSale Corp.
56,647
0.0
9,965
(2)
Air Transport Services
Group, Inc.
223,615
0 .1
2,069
Alamo Group, Inc.
368,716
0 .1
6,343  Albany International
Corp. - Class A
437,921
0 .1
84,880
Alight, Inc. - Class A
503,338
0 .1
3,152
Allegiant Travel Co.
162,801
0.0
3,136
Allient, Inc.
68,929
0.0
5,613
(1)
Alta Equipment Group,
Inc.
26,325
0.0
6,731
(2)
Ameresco, Inc. - Class
A
81,310
0.0
7,059
(1)(2)
American
Superconductor Corp.
128,050
0.0
3,175
(2)
American Woodmark
Corp.
186,785
0.0
4,444  Apogee Enterprises,
Inc.
205,890
0.0
7,719  Applied Industrial
Technologies, Inc.
1,739,399
0 .4
4,693
ArcBest Corp.
331,232
0 .1
64,554
(2)
Archer Aviation, Inc.
- Class A
458,979
0 .1
9,852
Arcosa, Inc.
759,786
0 .2
2,588
Argan, Inc.
339,468
0 .1
5,402  Aris Water Solutions,
Inc. - Class A
173,080
0.0
31,986
(1)(2)
Array Technologies,
Inc.
155,772
0.0
8,706
(2)
ASGN, Inc.
548,652
0 .1
4,998
Astec Industries, Inc.
172,181
0.0
5,991
(2)
Astronics Corp.
144,802
0.0
4,293
(2)
Asure Software, Inc.
40,998
0.0
6,942
Atkore, Inc.
416,451
0 .1
5,978
AZZ, Inc.
499,821
0 .1
5,794  Barrett Business
Services, Inc.
238,423
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
12,426
(2)
Beacon Roofing
Supply, Inc.
$ 1,537,096
0 .3
4,923
(2)
BlackSky Technology,
Inc.
38,055
0.0
12,161
(2)
Blade Air Mobility, Inc.
33,200
0.0
21,143
(1)(2)
Blink Charging Co.
19,403
0.0
40,557
(1)(2)
Bloom Energy Corp.
- Class A
797,351
0 .2
6,521
(1)(2)
Blue Bird Corp.
211,085
0 .1
1,767
(2)
BlueLinx Holdings, Inc.
132,490
0.0
7,729
Boise Cascade Co.
758,138
0 .2
2,946
(2)
Bowman Consulting
Group Ltd.
64,311
0.0
10,590
(2)
BrightView Holdings,
Inc.
135,976
0.0
8,804
Brink's Co.
758,553
0 .2
6,466  Brookfield Business
Corp. - Class A
172,125
0.0
3,492
(2)
Byrna Technologies,
Inc.
58,805
0.0
5,372
(1)
Cadre Holdings, Inc.
159,065
0.0
12,499
(2)
Casella Waste
Systems, Inc. - Class A
1,393,763
0 .3
9,735
(2)
CBIZ, Inc.
738,497
0 .2
6,232
(1)(2)
CECO Environmental
Corp.
142,090
0.0
2,797
(2)
Centuri Holdings, Inc.
45,843
0.0
84,712
(1)(2)
ChargePoint Holdings,
Inc.
51,251
0.0
8,640
(1)(2)
Chart Industries, Inc.
1,247,270
0 .3
3,447
(2)
Cimpress PLC
155,908
0.0
5,913  Columbus McKinnon
Corp.
100,107
0.0
33,057
(2)
Conduent, Inc.
89,254
0.0
8,882
(1)(2)
Construction Partners,
Inc. - Class A
638,349
0 .1
22,104
(2)
CoreCivic, Inc.
448,490
0 .1
8,836
Costamare, Inc.
86,946
0.0
3,891  Covenant Logistics
Group, Inc.
86,380
0.0
1,393
CRA International, Inc.
241,268
0 .1
3,382
CSW Industrials, Inc.
985,921
0 .2
10,981
(1)(2)
Custom Truck One
Source, Inc.
46,340
0.0
8,984
Deluxe Corp.
142,037
0.0
2,542
(2)
Distribution Solutions
Group, Inc.
71,176
0.0
4,881  Douglas Dynamics,
Inc.
113,386
0.0
12,516
(2)
Driven Brands
Holdings, Inc.
214,524
0 .1
2,903
(2)
Ducommun, Inc.
168,461
0.0
2,558
(2)
DXP Enterprises, Inc.
210,421
0 .1
5,750
(2)
Dycom Industries, Inc.
875,955
0 .2
11,837
(2)
Energy Recovery, Inc.
188,090
0.0
24,172
(1)(2)
Energy Vault Holdings,
Inc.
16,809
0.0
11,211  Enerpac Tool Group
Corp.
502,925
0 .1
7,898
EnerSys
723,299
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,877
Ennis, Inc.
$ 118,069
0.0
33,444
(1)(2)
Enovix Corp.
245,479
0 .1
4,268
EnPro Industries, Inc.
690,520
0 .1
16,346
(2)
Enviri Corp.
108,701
0.0
5,254  ESCO Technologies,
Inc.
836,016
0 .2
9,904
(1)(2)
Eve Holding, Inc.
32,881
0.0
10,230
Exponent, Inc.
829,244
0 .2
12,025
Federal Signal Corp.
884,439
0 .2
12,671
(1)(2)
First Advantage Corp.
178,534
0.0
12,758
(2)
Fluence Energy, Inc.
61,876
0.0
34,298
(2)
Fluor Corp.
1,228,554
0 .3
2,925
(2)
Forrester Research,
Inc.
27,027
0.0
5,230
(1)(2)
Forward Air Corp.
105,071
0.0
2,766
(2)
Franklin Covey Co.
76,397
0.0
9,064  Franklin Electric Co.,
Inc.
850,928
0 .2
23,621
(1)(2)
Freyr Battery, Inc.
29,762
0.0
8,988
(1)(2)
Frontier Group
Holdings, Inc.
39,008
0.0
20,491
FTAI Aviation Ltd.
2,275,116
0 .5
21,186
(1)
FTAI Infrastructure,
Inc.
95,973
0.0
3,990
(1)(2)
FuelCell Energy, Inc.
18,314
0.0
7,215
GATX Corp.
1,120,273
0 .2
8,418  Genco Shipping &
Trading Ltd.
112,464
0.0
25,752
(2)
GEO Group, Inc.
752,216
0 .2
6,228
(2)
Gibraltar Industries,
Inc.
365,334
0 .1
3,188
Global Industrial Co.
71,411
0.0
7,862
(2)
GMS, Inc.
575,263
0 .1
24,631
(1)
Golden Ocean Group
Ltd.
196,555
0.0
4,836
Gorman-Rupp Co.
169,744
0.0
56,664
(2)
GrafTech International
Ltd.
49,547
0.0
2,186
(2)
Graham Corp.
63,001
0.0
8,440
(1)
Granite Construction,
Inc.
636,376
0 .1
14,217
(2)
Great Lakes Dredge &
Dock Corp.
123,688
0.0
6,208
Greenbrier Cos., Inc.
317,974
0 .1
7,627
Griffon Corp.
545,330
0 .1
6,482  H&E Equipment
Services, Inc.
614,429
0 .1
15,801
(2)
Healthcare Services
Group, Inc.
159,274
0.0
10,480  Heartland Express,
Inc.
96,626
0.0
4,272  Heidrick & Struggles
International, Inc.
182,970
0.0
6,958  Helios Technologies,
Inc.
223,282
0 .1
5,660
(1)
Herc Holdings, Inc.
759,968
0 .2
25,729
(1)(2)
Hertz Global Holdings,
Inc.
101,372
0.0
14,314
Hillenbrand, Inc.
345,540
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
40,693
(2)
Hillman Solutions
Corp.
$ 357,691
0 .1
6,452
Himalaya Shipping Ltd.
35,357
0.0
9,483
HNI Corp.
420,571
0 .1
12,097  Hub Group, Inc.
- Class A
449,645
0 .1
9,978
(2)
Hudson Technologies,
Inc.
61,564
0.0
3,639
(2)
Huron Consulting
Group, Inc.
522,015
0 .1
27,910
(1)(2)
Hyliion Holdings Corp.
39,074
0.0
2,432  Hyster-Yale Materials
Handling, Inc.
101,025
0.0
3,768
ICF International, Inc.
320,167
0 .1
1,681
(1)(2)
IES Holdings, Inc.
277,550
0 .1
5,486
(1)(2)
Innodata, Inc.
196,947
0.0
7,240
Insperity, Inc.
646,025
0 .1
4,198
Insteel Industries, Inc.
110,407
0.0
11,766
Interface, Inc.
233,437
0 .1
8,104
(1)(2)
Intuitive Machines, Inc.
60,375
0.0
28,449
(1)(2)
Janus International
Group, Inc.
204,833
0.0
17,966
(2)
JELD-WEN Holding,
Inc.
107,257
0.0
63,542
(2)
JetBlue Airways Corp.
306,272
0 .1
87,804
(1)(2)
Joby Aviation, Inc.
528,580
0 .1
9,463  John Bean
Technologies Corp.
1,156,379
0 .2
2,349
(1)
Kadant, Inc.
791,402
0 .2
7,009  Kelly Services, Inc.
- Class A
92,309
0.0
15,291
Kennametal, Inc.
325,698
0 .1
3,828
Kforce, Inc.
187,151
0.0
10,336
Korn Ferry
701,091
0 .1
29,839
(2)
Kratos Defense &
Security Solutions, Inc.
885,920
0 .2
1,525
(2)
L B Foster Co. - Class
A
30,012
0.0
25,636
(2)
Legalzoom.com, Inc.
220,726
0 .1
15,177
Leonardo DRS, Inc.
499,020
0 .1
2,162
(2)
Limbach Holdings, Inc.
161,004
0.0
2,229
Lindsay Corp.
282,013
0 .1
4,450
(2)
Liquidity Services, Inc.
137,994
0.0
6,395
LSI Industries, Inc.
108,715
0.0
5,840
Luxfer Holdings PLC
69,262
0.0
7,257
(2)
Manitowoc Co., Inc.
62,338
0.0
12,653
Marten Transport Ltd.
173,599
0.0
25,719
(2)
Masterbrand, Inc.
335,890
0 .1
5,975
(2)
Matrix Service Co.
74,269
0.0
6,722
Matson, Inc.
861,559
0 .2
6,297  Matthews International
Corp. - Class A
140,045
0.0
2,914
(2)
Mayville Engineering
Co., Inc.
39,135
0.0
4,960
McGrath RentCorp
552,544
0 .1
10,580
(2)
Mercury Systems, Inc.
455,892
0 .1
2,435
(1)
Miller Industries, Inc.
103,171
0.0
13,953
MillerKnoll, Inc.
267,060
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,783
(1)(2)
Montrose
Environmental Group,
Inc.
$ 96,726
0.0
5,634
Moog, Inc. - Class A
976,654
0 .2
17,857
(2)
MRC Global, Inc.
204,998
0.0
22,459
Mueller Industries, Inc.
1,710,028
0 .3
31,179  Mueller Water
Products, Inc. - Class A
792,570
0 .2
3,304
(2)
MYR Group, Inc.
373,649
0 .1
4,916
(1)(2)
NANO Nuclear Energy,
Inc.
130,077
0.0
1,224  National Presto
Industries, Inc.
107,602
0.0
4,293
(1)(2)
Net Power, Inc.
11,291
0.0
29,083
(2)
Nextracker, Inc. - Class
A
1,225,558
0 .3
9,615
(2)
NN, Inc.
21,730
0.0
2,322
(2)
Northwest Pipe Co.
95,899
0.0
21,811
(2)
NOW, Inc.
372,532
0 .1
18,045
(1)(2)
NuScale Power Corp.
255,517
0 .1
12,198
(2)
NV5 Global, Inc.
235,055
0 .1
21,609
(2)
OPENLANE, Inc.
416,622
0 .1
7,301
(2)
Orion Group Holdings,
Inc.
38,184
0.0
4,780
Park Aerospace Corp.
64,291
0.0
2,340  Park-Ohio Holdings
Corp.
50,544
0.0
16,931
(2)
Performant Financial
Corp.
50,116
0.0
2,441
(1)(2)
Perma-Fix
Environmental
Services, Inc.
17,746
0.0
32,867
Pitney Bowes, Inc.
297,446
0 .1
43,328
(2)
Planet Labs PBC
146,449
0.0
162,211
(1)(2)
Plug Power, Inc.
218,985
0 .1
1,893
(1)
Powell Industries, Inc.
322,435
0 .1
552  Preformed Line
Products Co.
77,330
0.0
10,856  Primoris Services
Corp.
623,243
0 .1
3,730
(2)
Proficient Auto
Logistics, Inc.
31,220
0.0
5,265
(2)
Proto Labs, Inc.
184,486
0.0
6,623
Quad/Graphics, Inc.
36,095
0.0
9,393
(1)
Quanex Building
Products Corp.
174,616
0.0
9,318
(2)
Radiant Logistics, Inc.
57,306
0.0
4,650
(2)
Redwire Corp.
38,548
0.0
29,634
(2)
Resideo Technologies,
Inc.
524,522
0 .1
7,092  Resources Connection,
Inc.
46,382
0.0
10,462
(1)
REV Group, Inc.
330,599
0 .1
70,492
(1)(2)
Rocket Lab USA, Inc.
1,260,397
0 .3
13,731  Rush Enterprises, Inc.
- Class A
733,373
0 .2
413  Rush Enterprises, Inc.
- Class B
23,343
0.0
31,710
(1)(2)
RXO, Inc.
605,661
0 .1
46,958
(2)
SES AI Corp.
24,451
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
33,999
(1)(2)
Shoals Technologies
Group, Inc. - Class A
$ 112,877
0.0
7,274
Shyft Group, Inc.
58,847
0.0
7,917
(2)
SkyWest, Inc.
691,708
0 .1
4,716
(1)(2)
Spire Global, Inc.
38,152
0.0
9,087
(2)
SPX Technologies, Inc.
1,170,224
0 .2
2,428  Standex International
Corp.
391,855
0 .1
19,181  Steelcase, Inc. - Class
A
210,224
0.0
6,047
(2)
Sterling Infrastructure,
Inc.
684,581
0 .1
8,294
(2)
Sun Country Airlines
Holdings, Inc.
102,182
0.0
44,546
(1)(2)
Sunrun, Inc.
261,040
0 .1
4,557
(1)
Tecnoglass, Inc.
326,053
0 .1
3,827
Tennant Co.
305,203
0 .1
13,320
(1)
Terex Corp.
503,230
0 .1
7,213
(2)
Thermon Group
Holdings, Inc.
200,882
0.0
10,856
(2)
Titan International, Inc.
91,082
0.0
4,604
(2)
Titan Machinery, Inc.
78,452
0.0
1,920
(1)(2)
Transcat, Inc.
142,944
0.0
6,435
TriNet Group, Inc.
509,909
0 .1
16,544
Trinity Industries, Inc.
464,225
0 .1
14,848
(2)
Triumph Group, Inc.
376,248
0 .1
7,046
(2)
TrueBlue, Inc.
37,414
0.0
8,911
(2)
Tutor Perini Corp.
206,557
0.0
11,892
UFP Industries, Inc.
1,272,920
0 .3
3,047
UniFirst Corp.
530,178
0 .1
1,534
(1)
Universal Logistics
Holdings, Inc.
40,252
0.0
25,440
(2)
Upwork, Inc.
331,992
0 .1
2,766
(2)
V2X, Inc.
135,672
0.0
33,220
(2)
Verra Mobility Corp.
747,782
0 .2
4,406
(2)
Viad Corp.
155,928
0.0
4,690
(2)
Vicor Corp.
219,398
0 .1
1,866
(1)
Virco Mfg. Corp.
17,652
0.0
5,158
(1)(2)
Virgin Galactic
Holdings, Inc.
15,629
0.0
3,336
(1)
VSE Corp.
400,287
0 .1
9,156
Wabash National Corp.
101,174
0.0
5,468  Watts Water
Technologies, Inc.
- Class A
1,115,035
0 .2
12,182
(1)
Werner Enterprises,
Inc.
356,933
0 .1
20,479
(1)(2)
Wheels Up
Experience, Inc.
20,684
0.0
2,643
(2)
Willdan Group, Inc.
107,623
0.0
609  Willis Lease Finance
Corp.
96,204
0.0
8,729
(2)
WNS Holdings Ltd.
536,746
0 .1
8,654
(2)
Xometry, Inc. - Class A
215,658
0 .1
28,913  Zurn Elkay Water
Solutions Corp.
953,551
0 .2
82,650,011
16 .5
Information Technology: 12.6%
25,330
(2)
8x8, Inc.
50,660
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,003
(2)
908 Devices, Inc.
$ 26,893
0.0
14,560
A10 Networks, Inc.
237,910
0 .1
21,363
(2)
ACI Worldwide, Inc.
1,168,770
0 .2
10,303
(2)
ACM Research, Inc.
- Class A
240,472
0 .1
22,363
Adeia, Inc.
295,639
0 .1
16,383
(2)
ADTRAN Holdings,
Inc.
142,860
0.0
7,536  Advanced Energy
Industries, Inc.
718,256
0 .2
5,838
(1)(2)
Aehr Test Systems
42,559
0.0
4,606
(2)
Agilysys, Inc.
334,119
0 .1
9,667
(2)
Alarm.com Holdings,
Inc.
537,969
0 .1
11,296
(2)
Alkami Technology,
Inc.
296,520
0 .1
4,836
(2)
Alpha & Omega
Semiconductor Ltd.
120,223
0.0
7,643
(2)
Ambarella, Inc.
384,672
0 .1
6,880  American Software,
Inc. - Class A
98,109
0.0
16,695
(2)
Amplitude, Inc. - Class
A
170,122
0.0
8,300
(2)
Appian Corp. - Class A
239,123
0 .1
39,723
(1)(2)
Applied Digital Corp.
223,243
0 .1
8,598
(2)
Applied
Optoelectronics, Inc.
131,979
0.0
20,198
(2)
Arlo Technologies, Inc.
199,354
0.0
6,088
(2)
Arteris, Inc.
42,068
0.0
16,500
(2)
Asana, Inc. - Class A
240,405
0 .1
1,673
(2)
AudioEye, Inc.
18,570
0.0
193,735
(2)
Aurora Innovation, Inc.
1,302,868
0 .3
25,835
(2)
AvePoint, Inc.
373,057
0 .1
6,551
(2)
Axcelis Technologies,
Inc.
325,388
0 .1
8,501
(2)
Backblaze, Inc. - Class
A
41,060
0.0
5,905
Badger Meter, Inc.
1,123,426
0 .2
2,520
(1)
Bel Fuse, Inc. - Class
B
188,647
0.0
8,148
Belden, Inc.
816,837
0 .2
7,362  Benchmark
Electronics, Inc.
279,977
0 .1
21,372
(1)(2)
BigBear.ai Holdings,
Inc.
61,124
0.0
15,224
(2)
BigCommerce
Holdings, Inc.
87,690
0.0
24,076
(1)(2)
Bit Digital, Inc.
48,634
0.0
8,132
(2)
Blackbaud, Inc.
504,591
0 .1
11,669
(2)
Blackline, Inc.
565,013
0 .1
48,500
(2)
Blend Labs, Inc.
- Class A
162,475
0.0
28,142
(2)
Box, Inc. - Class A
868,462
0 .2
13,047
(2)
Braze, Inc. - Class A
470,736
0 .1
22,168
(1)(2)
C3.ai, Inc. - Class A
466,636
0 .1
12,177
(2)
Calix, Inc.
431,553
0 .1
8,373
(1)(2)
Cerence, Inc.
66,147
0.0
4,784
(2)
CEVA, Inc.
122,518
0.0
40,818
(1)(2)
Cipher Mining, Inc.
93,881
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
54,935
(1)(2)
Cleanspark, Inc.
$ 369,163
0 .1
17,866
(1)
Clear Secure, Inc.
- Class A
462,908
0 .1
2,689
(1)(2)
Clearfield, Inc.
79,917
0.0
36,539
(2)
Clearwater Analytics
Holdings, Inc. - Class A
979,245
0 .2
904  Climb Global
Solutions, Inc.
100,127
0.0
9,698
(2)
Cohu, Inc.
142,658
0.0
43,312
(2)
CommScope Holding
Co., Inc.
229,987
0 .1
8,818
(2)
CommVault Systems,
Inc.
1,391,128
0 .3
3,846
(1)
CompoSecure, Inc.
- Class A
41,806
0.0
3,725
(2)
Consensus Cloud
Solutions, Inc.
85,973
0.0
36,019
(1)(2)
Core Scientific, Inc.
260,778
0 .1
9,250
(2)
Corsair Gaming, Inc.
81,955
0.0
8,173
(1)(2)
Couchbase, Inc.
128,725
0.0
28,312
(2)
Credo Technology
Group Holding Ltd.
1,137,010
0 .2
6,214
(2)
CS Disco, Inc.
25,415
0.0
5,897  CSG Systems
International, Inc.
356,592
0 .1
6,382
CTS Corp.
265,172
0 .1
7,763
(2)
Daktronics, Inc.
94,553
0.0
1,608
(2)
Dave, Inc.
132,917
0.0
5,217
(1)(2)
Diebold Nixdorf, Inc.
228,087
0 .1
7,409
(2)
Digi International, Inc.
206,192
0.0
3,385
(1)(2)
Digimarc Corp.
43,396
0.0
19,662
(2)
Digital Turbine, Inc.
53,382
0.0
13,293
(2)
DigitalOcean Holdings,
Inc.
443,853
0 .1
9,184
(2)
Diodes, Inc.
396,473
0 .1
7,268
(2)
Domo, Inc. - Class B
56,400
0.0
36,754
(1)(2)
D-Wave Quantum, Inc.
279,330
0 .1
40,015
(2)
E2open Parent
Holdings, Inc.
80,030
0.0
12,217
(1)(2)
Eastman Kodak Co.
77,211
0.0
10,579
(2)
Enfusion, Inc. - Class A
117,956
0.0
5,370
(2)
ePlus, Inc.
327,731
0 .1
5,201
(2)
EverCommerce, Inc.
52,426
0.0
13,069
EVERTEC, Inc.
480,547
0 .1
27,797
(1)(2)
Evolv Technologies
Holdings, Inc.
86,727
0.0
31,573
(2)
ExlService Holdings,
Inc.
1,490,561
0 .3
26,243
(2)
Extreme Networks, Inc.
347,195
0 .1
7,349
(2)
Fannie Mae
1,451,501
0 .3
4,052
(2)
FARO Technologies,
Inc.
110,620
0.0
26,939
(2)
Fastly, Inc. - Class A
170,524
0.0
15,637
(2)
FormFactor, Inc.
442,371
0 .1
41,931
(2)
Freshworks, Inc.
- Class A
591,646
0 .1
11,906
(2)
Grid Dynamics
Holdings, Inc.
186,329
0.0
5,700
Hackett Group, Inc.
166,554
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
22,538
(2)
Harmonic, Inc.
$ 216,139
0 .1
16,365
(1)(2)
Hut 8 Corp.
190,161
0.0
5,054
(2)
I3 Verticals, Inc.
- Class A
124,682
0.0
6,996
(2)
Ichor Holdings Ltd.
158,180
0.0
5,967
Immersion Corp.
45,230
0.0
4,621
(1)(2)
Impinj, Inc.
419,125
0 .1
33,714
(1)(2)
indie Semiconductor,
Inc. - Class A
68,608
0.0
5,446
(2)
Insight Enterprises,
Inc.
816,846
0 .2
10,643
(2)
Intapp, Inc.
621,338
0 .1
5,094
(1)
InterDigital, Inc.
1,053,184
0 .2
40,770
(1)(2)
IonQ, Inc.
899,794
0 .2
9,063
(2)
Itron, Inc.
949,440
0 .2
16,317
(2)
Jamf Holding Corp.
198,252
0.0
21,604
(2)
Kaltura, Inc.
40,616
0.0
5,949
(2)
Kimball Electronics,
Inc.
97,861
0.0
18,027
(2)
Knowles Corp.
274,010
0 .1
10,596  Kulicke & Soffa
Industries, Inc.
349,456
0 .1
1,831
(1)(2)
Life360, Inc.
70,292
0.0
26,671
(1)(2)
Lightwave Logic, Inc.
27,338
0.0
13,347
(2)
LiveRamp Holdings,
Inc.
348,891
0 .1
68,177
(1)(2)
Marathon Digital
Holdings, Inc.
784,035
0 .2
11,396
Maximus, Inc.
777,093
0 .2
16,234
(2)
MaxLinear, Inc.
176,301
0.0
5,777
(2)
MeridianLink, Inc.
107,048
0.0
7,355  Methode Electronics,
Inc.
46,925
0.0
44,158
(1)(2)
MicroVision, Inc.
54,756
0.0
42,101
(2)
Mirion Technologies,
Inc.
610,465
0 .1
9,567
(2)
Mitek Systems, Inc.
78,928
0.0
15,941
(2)
N-able, Inc.
113,022
0.0
7,138  Napco Security
Technologies, Inc.
164,317
0.0
27,078
(1)(2)
Navitas Semiconductor
Corp.
55,510
0.0
14,891
(2)
NCR Atleos Corp.
392,825
0 .1
29,767
(1)(2)
NCR Corp.
290,228
0 .1
6,046
(2)
NETGEAR, Inc.
147,885
0.0
14,391
(2)
NetScout Systems,
Inc.
302,355
0 .1
15,907
(2)
NextNav, Inc.
193,588
0.0
9,938
(2)
nLight, Inc.
77,218
0.0
7,224
(2)
Novanta, Inc.
923,733
0 .2
1,092
NVE Corp.
69,604
0.0
22,828
(2)
Olo, Inc. - Class A
137,881
0.0
8,205
OneSpan, Inc.
125,126
0.0
3,191
(1)(2)
OSI Systems, Inc.
620,139
0 .1
9,719
(2)
Ouster, Inc.
87,277
0.0
7,303
(1)(2)
Pagaya Technologies
Ltd. - Class A
76,535
0.0
18,096
(1)(2)
PagerDuty, Inc.
330,614
0 .1
6,848
(1)(2)
PAR Technology Corp.
420,056
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,474
PC Connection, Inc.
$ 154,427
0.0
6,737
(2)
PDF Solutions, Inc.
128,744
0.0
12,458
(2)
Photronics, Inc.
258,628
0 .1
5,418
(2)
Plexus Corp.
694,208
0 .1
16,282
(2)
Porch Group, Inc.
118,696
0.0
11,421
(1)
Power Integrations,
Inc.
576,761
0 .1
20,098
(2)
Powerfleet, Inc. NJ
110,338
0.0
8,588  Progress Software
Corp.
442,368
0 .1
9,689
(2)
PROS Holdings, Inc.
184,382
0.0
11,677
(2)
Q2 Holdings, Inc.
934,277
0 .2
7,513
(2)
Qualys, Inc.
946,112
0 .2
13,034
(2)
Rackspace
Technology, Inc.
22,027
0.0
21,529
(2)
Rambus, Inc.
1,114,664
0 .2
12,623
(2)
Rapid7, Inc.
334,636
0 .1
2,449
Red Violet, Inc.
92,058
0.0
19,216
(1)(2)
Repay Holdings Corp.
107,033
0.0
21,052
(2)
Ribbon
Communications, Inc.
82,524
0.0
37,993
(1)(2)
Rigetti Computing, Inc.
300,905
0 .1
11,786
(2)
Rimini Street, Inc.
41,015
0.0
61,806
(1)(2)
Riot Platforms, Inc.
440,059
0 .1
3,823
(2)
Rogers Corp.
258,167
0 .1
78,096
(2)
Sabre Corp.
219,450
0 .1
10,764
(2)
Sanmina Corp.
820,002
0 .2
6,536  Sapiens International
Corp. NV
177,060
0.0
4,913
(2)
ScanSource, Inc.
167,091
0.0
7,801
(2)
SEMrush Holdings,
Inc. - Class A
72,783
0.0
14,664
(2)
Semtech Corp.
504,442
0 .1
6,457
(2)
Silicon Laboratories,
Inc.
726,864
0 .2
3,760
(2)
SiTime Corp.
574,791
0 .1
5,471
(1)(2)
SkyWater Technology,
Inc.
38,789
0.0
10,606
(1)(2)
SMART Global
Holdings, Inc.
184,226
0.0
41,483
(2)
SmartRent, Inc.
50,194
0.0
11,200
SolarWinds Corp.
206,416
0.0
64,995
(1)(2)
SoundHound AI, Inc.
- Class A
527,759
0 .1
1,962
(2)
SoundThinking, Inc.
33,256
0.0
23,830
(1)(2)
Sprinklr, Inc. - Class A
198,981
0.0
10,211
(2)
Sprout Social, Inc.
- Class A
224,540
0 .1
7,620
(2)
SPS Commerce, Inc.
1,011,403
0 .2
7,930
(2)
Synaptics, Inc.
505,300
0 .1
11,791
(2)
Telos Corp.
28,063
0.0
23,887
(2)
Tenable Holdings, Inc.
835,567
0 .2
53,627
(1)(2)
Terawulf, Inc.
146,402
0.0
20,693
(2)
TTM Technologies, Inc.
424,413
0 .1
1,850
(1)(2)
Tucows, Inc. - Class A
31,228
0.0
3,744
(2)
Turtle Beach Corp.
53,427
0.0
9,159
(2)
Ultra Clean Holdings,
Inc.
196,094
0.0
13,503
(2)
Unisys Corp.
61,979
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
22,239
(2)
Varonis Systems, Inc.
$ 899,568
0 .2
11,280
(2)
Veeco Instruments,
Inc.
226,502
0 .1
12,431
(2)
Verint Systems, Inc.
221,893
0 .1
10,872
(1)(2)
Vertex, Inc. - Class A
380,629
0 .1
2,345
(2)
Viant Technology, Inc.
- Class A
29,101
0.0
25,267
(1)(2)
Viasat, Inc.
263,282
0 .1
44,790
(2)
Viavi Solutions, Inc.
501,200
0 .1
25,172
(1)
Vishay Intertechnology,
Inc.
400,235
0 .1
3,007
(2)
Vishay Precision
Group, Inc.
72,439
0.0
8,342
(2)
Weave
Communications, Inc.
92,513
0.0
19,469
(2)
WM Technology, Inc.
22,000
0.0
10,271
(2)
Workiva, Inc.
779,672
0 .2
23,148
(1)
Xerox Holdings Corp.
111,805
0.0
9,769
(2)
Xperi, Inc.
75,417
0.0
22,263
(2)
Yext, Inc.
137,140
0.0
36,279
(1)(2)
Zeta Global Holdings
Corp. - Class A
491,943
0 .1
62,815,081
12 .6
Materials: 3.8%
5,685
AdvanSix, Inc.
128,765
0.0
2,230
(2)
Alpha Metallurgical
Resources, Inc.
279,308
0 .1
5,503  American Vanguard
Corp.
24,213
0.0
29,343  Ardagh Metal
Packaging SA
88,616
0.0
5,328
(2)
Arq, Inc.
22,218
0.0
10,657
(1)(2)
ASP Isotopes, Inc.
49,981
0.0
12,470
(1)(2)
Aspen Aerogels, Inc.
79,683
0.0
18,079
Avient Corp.
671,816
0 .1
6,479
Balchem Corp.
1,075,514
0 .2
10,569
Cabot Corp.
878,707
0 .2
3,697  Caledonia Mining
Corp. PLC
46,176
0.0
9,636  Carpenter Technology
Corp.
1,745,851
0 .4
10,698
(2)
Century Aluminum Co.
198,555
0 .1
3,430
(2)
Clearwater Paper
Corp.
87,019
0.0
125,711
(2)
Coeur Mining, Inc.
744,209
0 .2
22,797  Commercial Metals
Co.
1,048,890
0 .2
7,373
(1)
Compass Minerals
International, Inc.
68,495
0.0
26,195
(2)
Constellium SE
264,308
0 .1
2,014
(1)(2)
Contango ORE, Inc.
20,563
0.0
15,090
(2)
Dakota Gold Corp.
39,989
0.0
24,555
(2)
Ecovyst, Inc.
152,241
0.0
5,538
FutureFuel Corp.
21,598
0.0
5,821
Greif, Inc. - Class A
320,097
0 .1
3,963
(1)
Hawkins, Inc.
419,761
0 .1
10,808
HB Fuller Co.
606,545
0 .1
118,810
Hecla Mining Co.
660,584
0 .1
61,317
(2)
i-80 Gold Corp.
35,674
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
7,503
(2)
Ingevity Corp.
$ 297,044
0 .1
4,997
Innospec, Inc.
473,466
0 .1
2,449
(2)
Intrepid Potash, Inc.
71,976
0.0
18,147
(1)(2)
Ivanhoe Electric, Inc.
/ US
105,434
0.0
3,232
Kaiser Aluminum Corp.
195,924
0 .1
11,428
(2)
Knife River Corp.
1,030,920
0 .2
4,241
Koppers Holdings, Inc.
118,748
0.0
4,704
Kronos Worldwide, Inc.
35,186
0.0
7,793
(2)
Lifezone Metals Ltd.
32,575
0.0
12,254
(2)
LSB Industries, Inc.
80,754
0.0
4,259
Materion Corp.
347,534
0 .1
10,996
Mativ Holdings, Inc.
68,505
0.0
11,462
(2)
Metals Acquisition Ltd.
- Class A
109,347
0.0
6,430  Minerals Technologies,
Inc.
408,755
0 .1
7,915
Myers Industries, Inc.
94,426
0.0
51,959
(2)
Novagold Resources,
Inc.
151,720
0.0
31,618
(2)
O-I Glass, Inc.
362,658
0 .1
2,042
Olympic Steel, Inc.
64,364
0.0
12,170
Orion SA
157,358
0.0
7,990
Pactiv Evergreen, Inc.
143,900
0.0
27,551
(2)
Perimeter Solutions,
Inc.
277,439
0 .1
7,891
(2)
Perpetua Resources
Corp.
84,355
0.0
4,151
(2)
Piedmont Lithium, Inc.
26,151
0.0
25,145
(1)(2)
PureCycle
Technologies, Inc.
174,003
0.0
2,774
(1)
Quaker Chemical
Corp.
342,894
0 .1
5,958
(1)
Ramaco Resources,
Inc. - Class A
49,034
0.0
9,203
(2)
Ranpak Holdings Corp.
49,880
0.0
13,356
(2)
Rayonier Advanced
Materials, Inc.
76,797
0.0
5,680
(1)
Ryerson Holding Corp.
130,413
0.0
5,259  Schnitzer Steel
Industries, Inc. - Class
A
151,880
0.0
8,422  Sensient Technologies
Corp.
626,849
0 .1
1,003
(1)(2)
Smith-Midland Corp.
31,163
0.0
41,571
(2)
SSR Mining, Inc.
416,957
0 .1
4,346
Stepan Co.
239,204
0 .1
16,687
SunCoke Energy, Inc.
153,520
0.0
7,054
Sylvamo Corp.
473,112
0 .1
9,074
(2)
TimkenSteel Corp.
121,229
0.0
4,361
(2)
Tredegar Corp.
33,580
0.0
8,323
TriMas Corp.
195,008
0 .1
24,077
Tronox Holdings PLC
169,502
0.0
2,153  United States Lime &
Minerals, Inc.
190,282
0 .1
10,453
Warrior Met Coal, Inc.
498,817
0 .1
6,514  Worthington Industries,
Inc.
326,286
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
6,671
Worthington Steel, Inc.
$ 168,976
0.0
19,137,301
3 .8
Real Estate: 6.3%
21,785
Acadia Realty Trust
456,396
0 .1
15,616  Alexander & Baldwin,
Inc.
269,064
0 .1
513
(1)
Alexander's, Inc.
107,299
0.0
10,388  American Assets Trust,
Inc.
209,214
0.0
30,176  American Healthcare
REIT, Inc.
914,333
0 .2
20,975
(2)
Anywhere Real Estate,
Inc.
69,847
0.0
29,611  Apartment Investment
and Management Co.
- Class A
260,577
0 .1
45,696
(1)
Apple Hospitality REIT,
Inc.
589,935
0 .1
14,291  Armada Hoffler
Properties, Inc.
107,325
0.0
14,460  Braemar Hotels &
Resorts, Inc.
36,005
0.0
35,387
(1)
Brandywine Realty
Trust
157,826
0.0
38,566  Broadstone Net Lease,
Inc.
657,165
0 .1
35,732
CareTrust REIT, Inc.
1,021,221
0 .2
4,939  CBL & Associates
Properties, Inc.
131,279
0.0
3,261
Centerspace
211,150
0.0
11,004  Chatham Lodging
Trust
78,459
0.0
9,672
City Office REIT, Inc.
50,198
0.0
5,720  Community Healthcare
Trust, Inc.
103,875
0.0
74,086
(2)
Compass, Inc. - Class
A
646,771
0 .1
22,626  COPT Defense
Properties
617,011
0 .1
4,585  CTO Realty Growth,
Inc.
88,536
0.0
19,527  Curbline Properties
Corp.
472,358
0 .1
46,641
(2)
Cushman & Wakefield
PLC
476,671
0 .1
42,947  DiamondRock
Hospitality Co.
331,551
0 .1
32,232  DigitalBridge Group,
Inc.
284,286
0 .1
45,271  Diversified Healthcare
Trust
108,650
0.0
32,862
(1)
Douglas Emmett, Inc.
525,792
0 .1
19,465
(1)
Easterly Government
Properties, Inc.
206,329
0.0
18,654
Elme Communities
324,580
0 .1
28,687  Empire State Realty
Trust, Inc. - Class A
224,332
0 .1
35,344
(1)
Essential Properties
Realty Trust, Inc.
1,153,628
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
17,145
(1)
eXp World Holdings,
Inc.
$ 167,678
0.0
9,936
(1)
Farmland Partners,
Inc.
110,786
0.0
4,217
(2)
Forestar Group, Inc.
89,147
0.0
19,385  Four Corners Property
Trust, Inc.
556,349
0 .1
3,802
(2)
FRP Holdings, Inc.
108,623
0.0
10,976
(1)
Getty Realty Corp.
342,232
0 .1
8,840  Gladstone Commercial
Corp.
132,423
0.0
8,512
(1)
Gladstone Land Corp.
89,546
0.0
14,123  Global Medical REIT,
Inc.
123,576
0.0
41,024
Global Net Lease, Inc.
329,833
0 .1
28,463  Hudson Pacific
Properties, Inc.
83,966
0.0
45,860
(1)
Independence Realty
Trust, Inc.
973,608
0 .2
14,417  Industrial Logistics
Properties Trust
49,594
0.0
5,737
(1)
Innovative Industrial
Properties, Inc.
310,314
0 .1
14,559  InvenTrust Properties
Corp.
427,598
0 .1
17,492
(1)
JBG SMITH Properties
281,796
0 .1
24,395
(1)
Kennedy-Wilson
Holdings, Inc.
211,749
0 .1
43,475  Kite Realty Group
Trust
972,536
0 .2
58,631
L.P. Industrial Trust
507,158
0 .1
9,249
(1)
LTC Properties, Inc.
327,877
0 .1
48,055
(1)
Macerich Co.
825,104
0 .2
5,400  Marcus & Millichap,
Inc.
186,030
0.0
8,680  National Health
Investors, Inc.
641,105
0 .1
3,210
(2)
NET Lease Office
Properties
100,730
0.0
15,660
(1)
NetSTREIT Corp.
248,211
0 .1
26,997  Newmark Group, Inc.
- Class A
328,553
0 .1
5,932  NexPoint Diversified
Real Estate Trust
22,720
0.0
5,002  NexPoint Residential
Trust, Inc.
197,729
0.0
4,475  One Liberty Properties,
Inc.
117,558
0.0
127,351
(1)(2)
Opendoor
Technologies, Inc.
129,898
0.0
11,878
Orion Office REIT, Inc.
25,419
0.0
29,027
(1)
Outfront Media, Inc.
468,496
0 .1
41,267
Paramount Group, Inc.
177,448
0.0
7,903
(1)
Peakstone Realty Trust
99,578
0.0
24,410  Pebblebrook Hotel
Trust
247,273
0 .1
25,121  Phillips Edison & Co.,
Inc.
916,665
0 .2
26,370  Piedmont Office Realty
Trust, Inc. - Class A
194,347
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
8,988  Plymouth Industrial
REIT, Inc.
$ 146,504
0.0
16,051
PotlatchDeltic Corp.
724,221
0 .2
3,791
(2)
RE/MAX Holdings, Inc.
- Class A
31,731
0.0
19,311
(2)
Real Brokerage, Inc.
78,403
0.0
24,213
(1)(2)
Redfin Corp.
223,002
0 .1
31,346
RLJ Lodging Trust
247,320
0 .1
3,619  RMR Group, Inc.
- Class A
60,256
0.0
11,759
(1)
Ryman Hospitality
Properties, Inc.
1,075,243
0 .2
48,008  Sabra Health Care
REIT, Inc.
838,700
0 .2
11,111
Safehold, Inc.
207,998
0.0
2,855
Saul Centers, Inc.
102,980
0.0
33,519  Service Properties
Trust
87,485
0.0
9,419
SITE Centers Corp.
120,940
0.0
14,215
SL Green Realty Corp.
820,205
0 .2
7,443
St Joe Co.
349,449
0 .1
23,382  Summit Hotel
Properties, Inc.
126,497
0.0
41,331  Sunstone Hotel
Investors, Inc.
388,925
0 .1
21,530  Tanger Factory Outlet
Centers, Inc.
727,499
0 .2
5,581
(2)
Tejon Ranch Co.
88,459
0.0
19,109
(1)
Terreno Realty Corp.
1,208,071
0 .2
13,932
UMH Properties, Inc.
260,528
0 .1
49,574
Uniti Group, Inc.
249,853
0 .1
3,023  Universal Health
Realty Income Trust
123,822
0.0
25,928
Urban Edge Properties
492,632
0 .1
17,328
Veris Residential, Inc.
293,190
0 .1
11,167
Whitestone REIT
162,703
0.0
21,218  Xenia Hotels &
Resorts, Inc.
249,524
0 .1
31,501,056
6 .3
Utilities: 3.0%
10,644
ALLETE, Inc.
699,311
0 .1
16,274
(1)(2)
Altus Power, Inc.
80,556
0.0
7,614  American States Water
Co.
599,070
0 .1
15,918
Avista Corp.
666,487
0 .1
13,879
Black Hills Corp.
841,761
0 .2
24,357  Brookfield
Infrastructure Corp.
- Class A
881,480
0 .2
9,135
(1)(2)
Cadiz, Inc.
26,766
0.0
12,060  California Water
Service Group
584,428
0 .1
4,673  Chesapeake Utilities
Corp.
600,153
0 .1
3,453  Consolidated Water
Co. Ltd.
84,564
0.0
3,171  Genie Energy Ltd.
- Class B
47,724
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
33,928
(1)(2)
Hawaiian Electric
Industries, Inc.
$ 371,512
0 .1
7,497
MGE Energy, Inc.
696,921
0 .1
3,770
Middlesex Water Co.
241,657
0 .1
14,714
(2)
Montauk Renewables,
Inc.
30,752
0.0
19,695  New Jersey Resources
Corp.
966,237
0 .2
8,152  Northwest Natural
Holding Co.
348,253
0 .1
12,490
NorthWestern Corp.
722,796
0 .1
11,272
ONE Gas, Inc.
852,050
0 .2
11,390
(1)
Ormat Technologies,
Inc.
806,070
0 .2
8,447
(1)
Otter Tail Corp.
678,885
0 .1
17,937
PNM Resources, Inc.
959,271
0 .2
20,306  Portland General
Electric Co.
905,648
0 .2
5,225
(2)
Pure Cycle Corp.
54,706
0.0
6,943
SJW Group
379,713
0 .1
12,255  Southwest Gas
Holdings, Inc.
879,909
0 .2
11,502
Spire, Inc.
900,031
0 .2
24,049
(2)
Sunnova Energy
International, Inc.
8,946
0.0
3,764
Unitil Corp.
217,145
0.0
3,777
York Water Co.
130,986
0.0
15,263,788
3 .0
Total Common Stock
(Cost $296,065,444)
484,229,626
96 .8
RIGHTS: 0.0%
Consumer Staples: —%
390
(3)(4)
GTX, Inc.
—
—
Health Care: 0.0%
4,590
(3)(4)
Aduro Biotech - CVR
—
—
14,198
(3)(4)
Chinook Therapeutics,
Inc. CVR
5,537
0.0
2,194
(3)(4)
Omniab, Inc. - 12.5
Earnout Shares
—
—
2,194
(3)(4)
Omniab, Inc. - 15
Earnout Shares
—
—
5,537
0.0
Total Rights
(Cost $799)
5,537
0.0
WARRANTS: 0.0%
Health Care: 0.0%
376
Pulse Biosciences, Inc.
1,613
0.0
Total Warrants
(Cost $—)
1,613
0.0
Total Long-Term
Investments
(Cost $296,066,243)
484,236,776
96 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 19.6%
Corporate Bonds/Notes: 1.8%
900,000
(5)
Bank of America N.A.,
4.530
%,
08/05/2025 $ 900,580
0 .2
900,000
(5)
Commonwealth Bank
of Australia,
4.510
%,
08/11/2025 900,529
0 .2
900,000
(5)
Credit Industriel et
Commercial S.A.,
4.420
%,
07/14/2025 888,949
0 .1
900,000
(5)
DZ Bank AG,
4.485
%,
08/15/2025 900,473
0 .2
900,000
(5)
Mizuho Bank Ltd.,
4.557
%,
08/08/2025 900,665
0 .2
900,000
(5)
Natixis,
4.532
%,
08/06/2025 900,545
0 .2
900,000
(5)
Oversea-Chinese
Banking Corporation
Ltd.,
4.530
%,
05/12/2025 900,242
0 .2
900,000
(5)
Sumitomo Mitsui
Banking Corp.,
4.523
%,
08/20/2025 900,589
0 .2
900,000
(5)
Sumitomo Mitsui
Banking Corp.,
4.566
%,
05/15/2025 900,325
0 .2
900,000
(5)
Toyota Motor Credit
Corp.,
4.490
%,
08/11/2025 886,059
0 .1
Total Corporate Bonds/
Notes
(Cost $8,978,956)
8,978,956
1 .8
Certificates of Deposit: 0.6%
900,000
(5)
BNP Paribas S.A.,
4.540
%,
09/15/2025 900,691
0 .2
950,000
(5)
Credit Agricole
Corporate And
Investment Bank,
4.640
%,
06/17/2025 950,634
0 .2
900,000
(5)(6)
Mitsubishi UFJ Trust &
Banking Corp. YCd,
4.566
%, (SOFRRATE
+ 0.230%),
08/08/2025 900,618
0 .2
Total Certificates of
Deposit
(Cost $2,751,943)
2,751,943
0 .6
Commercial Paper: 1.3%
900,000
(5)
ANZ Banking Group
Ltd.,
4.480
%,
08/27/2025 900,442
0 .1
950,000
(5)
Bank Of Montreal,
4.510
%,
09/05/2025 950,593
0 .2
900,000
(5)
Macquarie Bank Ltd.,
4.550
%,
09/18/2025 900,842
0 .2
950,000
(5)
National Australia
Bank Ltd.,
4.500
%,
09/04/2025 950,545
0 .2
920,000
(5)
Santander UK PLC,
4.410
%,
05/06/2025 916,104
0 .2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
900,000
(5)
Svenska
Handelsbanken AB,
4.500
%,
09/10/2025 $ 900,572
0 .2
900,000
(5)
United Overseas
Bank Ltd.,
4.360
%,
09/19/2025 900,838
0 .2
Total Commercial
Paper
(Cost $6,419,936)
6,419,936
1 .3
Repurchase Agreements: 13.3%
5,626,571
(5)
Bethesda Securities,
Repurchase
Agreement dated
03/31/2025, 4.460%,
due 04/01/2025
(Repurchase
Amount $5,627,259,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$5,739,102, due
10/01/27-01/01/57)
5,626,571
1 .1
10,236,618
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2025, 4.390%,
due 04/01/2025
(Repurchase Amount
$10,237,849,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.000%, Market Value
plus accrued interest
$10,441,350, due
02/01/36-02/01/57)
10,236,618
2 .1
1,612,430
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $1,612,626,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,644,882, due
04/15/25-02/15/55)
1,612,430
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
8,009,270
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2025, 4.450%,
due 04/01/2025
(Repurchase
Amount $8,010,246,
collateralized
by various U.S.
Government Agency
Obligations, 2.500%-
5.500%, Market Value
plus accrued interest
$8,169,455, due
07/01/42-11/01/54)
$ 8,009,270
1 .6
7,878,938
(5)
Mirae Asset
Securities (USA),
Inc., Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $7,879,903,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.625%-
7.538%, Market Value
plus accrued interest
$8,037,925, due
04/21/25-03/15/66)
7,878,938
1 .6
12,153,000
(5)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase Amount
$12,154,452,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$12,396,060, due
04/10/25-12/15/66)
12,153,000
2 .4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
19,439,173
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase Amount
$19,441,554,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$19,801,661, due
04/15/26-02/15/53)
$ 19,439,173
3 .9
1,684,043
(5)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,684,245,
collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$1,717,724, due
10/31/28)
1,684,043
0 .3
Total Repurchase
Agreements
(Cost $66,640,043)
66,640,043
13 .3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 2.6%
13,146,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $13,146,000) $ 13,146,000 2 .6
Total Short-Term
Investments
(Cost $97,936,878)
97,936,878
19 .6
Total Investments in
Securities
(Cost $394,003,121) $ 582,173,654 116 .4
Liabilities in Excess
of Other Assets (81,860,741) (16.4)
Net Assets $ 500,312,913 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2025, the Portfolio held restricted securities with a fair value of $43,134 or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(7)
Rate shown is the 7-day yield as of March 31, 2025.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 12,892,001 $ — $ — $ 12,892,001
Consumer Discretionary 44,382,182 — — 44,382,182
Consumer Staples 15,465,003 — — 15,465,003
Energy 24,547,182 — — 24,547,182
Financials 94,458,908 — — 94,458,908
Health Care 81,079,516 — 37,597 81,117,113
Industrials 82,650,011 — — 82,650,011
Information Technology 62,815,081 — — 62,815,081
Materials 19,137,301 — — 19,137,301
Real Estate 31,501,056 — — 31,501,056
Utilities 15,263,788 — — 15,263,788
Total Common Stock 484,192,029 — 37,597 484,229,626
Rights — — 5,537 5,537
Warrants — 1,613 — 1,613
Short-Term Investments 13,146,000 84,790,878 — 97,936,878
Total Investments, at fair value $ 497,338,029 $ 84,792,491 $ 43,134 $ 582,173,654
Liabilities Table
Other Financial Instruments+
Futures $ (222,965) $ — $ — $ (222,965)
Total Liabilities $ (222,965) $ — $ — $ (222,965)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
Cartesian Therapeutics, Inc. CVR 12/12/2023 — 5,592
Chinook Therapeutics, Inc. CVR 8/14/2023 — 5,537
GTX, Inc. 6/10/2019 799 —
Inhibrx, Inc. CVR 5/31/2024 — 32,005
Omniab, Inc. - 12.5 Earnout Shares 11/2/2022 — —
Omniab, Inc. - 15 Earnout Shares 11/2/2022 — —
$ 799 $ 43,134
At March 31, 2025, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 161 06/20/25 $ 16,318,155 $ (222,965)
$ 16,318,155 $ (222,965)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 246,341,001
Gross Unrealized Depreciation (58,170,468)
Net Unrealized Appreciation $ 188,170,533